UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-04642

                    Virtus Variable Insurance Trust

(Exact name of registrant as specified in charter)

100 Pearl Street

                                 Hartford, CT 06103-4506

(Address of principal executive offices) (Zip code)

Jennifer S. Fromm, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

                           Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 367-5877

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

VIRTUS CAPITAL GROWTH SERIES

SCHEDULE OF INVESTMENTS

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—99.7%

Consumer Discretionary—19.3%
Bed Bath & Beyond, Inc.(2)	62,890	$4,327
Home Depot, Inc. (The)	58,670	4,643
NIKE, Inc. Class B	70,720	5,223
PetSmart, Inc.	37,710	2,598
priceline.com, Inc.(2)	4,750	5,661
Ross Stores, Inc.	64,820	4,638
Starbucks Corp.	83,060	6,095
Time Warner, Inc.	43,140	2,818
TripAdvisor, Inc.(2)	47,950	4,344

		40,347

Consumer Staples—9.8%
Coca-Cola Co. (The)	131,830	5,096
Colgate-Palmolive Co.	103,110	6,689
Costco Wholesale Corp.	26,380	2,946
Estee Lauder Cos., Inc. (The) Class A	40,090	2,681
Monster Beverage Corp.(2)	44,300	3,077

		20,489

Energy—5.2%
Core Laboratories N.V.	17,500	3,473
National Oilwell Varco, Inc.	36,830	2,868
Schlumberger Ltd.	46,500	4,534

		10,875

Financials—5.3%
Charles Schwab Corp. (The)	114,730	3,135
Fifth Third Bancorp	89,140	2,046
T. Rowe Price Group, Inc.	71,010	5,848

		11,029

Health Care—10.1%
Celgene Corp.(2)	13,190	1,841
Cerner Corp.(2)	33,740	1,898
Gilead Sciences, Inc.(2)	62,010	4,394
HealthSouth Corp.	1,533	55
Intuitive Surgical, Inc.(2)	7,470	3,272
Medidata Solutions, Inc.(2)	39,740	2,160
Perrigo Co. plc	27,700	4,284
Zoetis, Inc.	105,780	3,061

		20,965

Industrials—12.0%
Danaher Corp.	57,150	4,286

	SHARES	VALUE

Industrials—(continued)
Expeditors International of Washington, Inc.	125,250	$4,964
Fastenal Co.	76,040	3,750
MSC Industrial Direct Co., Inc. Class A	40,280	3,485
Precision Castparts Corp.	16,160	4,085
Roper Industries, Inc.	32,650	4,359

		24,929

Information Technology—33.7%
Accenture plc Class A	54,740	4,364
Amphenol Corp. Class A	92,630	8,489
ANSYS, Inc.(2)	62,960	4,849
Apple, Inc.	21,730	11,663
Applied Materials, Inc.	278,970	5,697
Baidu, Inc. Sponsored ADR	29,690	4,524
Facebook, Inc. Class A(2)	184,890	11,138
Fleetmatics Group plc(2)(3)	52,840	1,767
MICROS Systems, Inc.(2)	79,930	4,231
QUALCOMM, Inc.	26,930	2,124
Visa, Inc. Class A	28,990	6,258
Xilinx, Inc.	98,270	5,333

		70,437

Materials—4.3%
Ecolab, Inc.	41,890	4,524
Praxair, Inc.	33,170	4,344

		8,868

TOTAL COMMON STOCKS (Identified Cost $145,126)		207,939

TOTAL LONG TERM INVESTMENTS—99.7% (Identified cost $145,126)		207,939

SHORT-TERM INVESTMENTS—0.4%

Money Market Mutual Funds—0.4%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	896,918	897

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $897)		897

SECURITIES LENDING COLLATERAL—0.4%

INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.070%)(4)	891,000	891

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $891)		891

1

VIRTUS CAPITAL GROWTH SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

TOTAL INVESTMENTS—100.5% (Identified Cost $146,914)		209,727(1)

Other assets and liabilities, net—(0.5)%		(964)

NET ASSETS—100.0%	$	208,763

Abbreviations:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Represents security purchased with cash collateral received for securities on loan.

2

($ reported in thousands)

The following table provides a summary of inputs used to value the Series’ investments as of March 31, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

		Total Value at March 31, 2014		Level 1 Quoted Prices

Equity Securities:
Common Stocks	$	207,939	$	207,939
Securities Lending Collateral		891		891
Short-Term Investments		897		897

Total Investments	$	209,727	$	209,727

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between level 1 and level 2 for the period.

VIRTUS GROWTH & INCOME SERIES

SCHEDULE OF INVESTMENTS

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—98.9%

Consumer Discretionary—18.8%
Amazon.com, Inc.(2)	7,300	$2,457
Coach, Inc.	52,000	2,582
Comcast Corp. Class A	52,000	2,601
Express, Inc.(2)	152,000	2,414
Ford Motor Co.	180,000	2,808
Goodyear Tire & Rubber Co. (The)	107,000	2,796
Lear Corp.	36,000	3,014
Macy’s, Inc.	56,000	3,320
Michael Kors Holdings Ltd.(2)	30,000	2,798
Time Warner, Inc.	44,000	2,874

		27,664

Consumer Staples—2.0%
PepsiCo, Inc.	36,000	3,006

Energy—12.1%
Chevron Corp.	25,000	2,973
Continental Resources, Inc.(2)(3)	24,000	2,982
Helmerich & Payne, Inc.	27,000	2,904
Noble Corp plc	88,000	2,881
Schlumberger Ltd.	30,000	2,925
Valero Energy Corp.	59,000	3,133

		17,798

Financials—20.0%
Aflac, Inc.	44,000	2,774
BB&T Corp.	76,000	3,053
BlackRock, Inc.	9,200	2,893
Blackstone Group LP (The)	91,000	3,026
Fifth Third Bancorp	136,000	3,121
Goldman Sachs Group, Inc. (The)	16,000	2,622
JPMorgan Chase & Co.	48,000	2,914
Lincoln National Corp.	58,000	2,939
T. Rowe Price Group, Inc.	38,000	3,129
U.S. Bancorp	70,000	3,000

		29,471

Health Care—9.8%
Abbott Laboratories	75,000	2,888
Biogen Idec, Inc.(2)	9,000	2,753
Gilead Sciences, Inc.(2)	41,000	2,905
UnitedHealth Group, Inc.	36,000	2,952

	SHARES	VALUE

Health Care—(continued)
Zimmer Holdings, Inc.	32,000	$3,027

		14,525

Industrials—14.0%
Alaska Air Group, Inc.	32,000	2,986
Cummins, Inc.	20,000	2,980
Deere & Co.	31,000	2,815
Dover Corp.	36,000	2,943
Parker Hannifin Corp.	24,000	2,873
Trinity Industries, Inc.	40,000	2,883
Union Pacific Corp.	17,000	3,190

		20,670

Information Technology—16.2%
Apple, Inc.	5,600	3,006
Cisco Systems, Inc.	125,000	2,801
EMC Corp.	123,000	3,371
Google, Inc. Class A(2)	2,600	2,898
Jabil Circuit, Inc.	147,000	2,646
Knowles Corp.(2)	16,000	505
MasterCard, Inc. Class A	36,000	2,689
NetApp, Inc.	79,000	2,915
QUALCOMM, Inc.	38,000	2,997

		23,828

Materials—4.2%
CF Industries Holdings, Inc.	12,400	3,232
Freeport-McMoRan Copper & Gold, Inc.	92,000	3,042

		6,274

Telecommunication Services—1.8%
Verizon Communications, Inc.	57,000	2,712

TOTAL COMMON STOCKS (Identified Cost $101,001)		145,948

TOTAL LONG TERM INVESTMENTS—98.9% (Identified cost $101,001)		145,948

SHORT-TERM INVESTMENTS—1.0%

Money Market Mutual Funds—1.0%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	1,425,880	1,426

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,426)		1,426

1

VIRTUS GROWTH & INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

SECURITIES LENDING COLLATERAL—2.1%

INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.070%)(4)	3,043,468	$3,043

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $3,043)		3,043

TOTAL INVESTMENTS—102.0% (Identified Cost $105,470)		150,417(1)

Other assets and liabilities, net—(2.0)%		(2,991)

NET ASSETS—100.0%	$	147,426

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Represents security purchased with cash collateral received for securities on loan.

2

($ reported in thousands)

The following table provides a summary of inputs used to value the Series’ investments as of March 31, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

		Total Value at March 31, 2014	Level 1 Quoted Prices

Equity Securities:
Common Stocks	$	145,948	$ 145,948
Securities Lending Collateral		3,043	3,043
Short-Term Investments		1,426	1,426

Total Investments	$	150,417	$ 150,417

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between level 1 and level 2 for the period.

VIRTUS INTERNATIONAL SERIES

SCHEDULE OF INVESTMENTS

MARCH 31, 2014 (Unaudited)

	SHARES	VALUE

PREFERRED STOCK—9.7%

Financials—2.9%
Banco Bradesco S.A. Sponsored ADR 8.66% (Brazil)	674,000	$9,214

Information Technology—4.3%
Samsung Electronics Co., Ltd. 4.55% (South Korea)	13,500	13,405

Materials—2.5%
Vale S.A. ADR 5.58% (Brazil)	624,700	7,778

TOTAL PREFERRED STOCK (Identified Cost $22,387)		30,397

COMMON STOCKS—89.2%

Consumer Staples—13.9%
British American Tobacco plc (United Kingdom)	240,000	13,346
Casino Guichard Perrachon S.A. (France)	57,400	6,830
Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR (Mexico)	91,100	8,494
Japan Tobacco, Inc. (Japan)	136,500	4,285
Nestle S.A. Registered Shares (Switzerland)	143,200	10,780

		43,735

Energy—13.5%
ENI SpA (Italy)	395,300	9,917
John Wood Group plc (United Kingdom)	355,800	4,550
PetroChina Co., Ltd. Class H (China)	4,194,000	4,569
Petroleo Brasileiro S.A. ADR (Brazil)	340,200	4,718
Royal Dutch Shell plc B Shares (United Kingdom)	234,900	9,166
Tenaris S.A. Sponsored ADR (Italy)	212,600	9,407

		42,327

Financials—18.1%
AIA Group Ltd. (Hong Kong)	1,340,000	6,358
City Developments Ltd. (Singapore)	485,000	3,894
Daito Trust Construction Co., Ltd. (Japan)	34,800	3,220
Experian Group Ltd. (Ireland)	175,200	3,158
HSBC Holdings plc (United Kingdom)	574,000	5,813
Nordea Bank AB (Sweden)	323,700	4,591
Oversea-Chinese Banking Corp., Ltd. (Singapore)	757,330	5,858
QBE Insurance Group Ltd. (Australia)	349,200	4,152
Standard Chartered plc (United Kingdom)	348,500	7,283

	SHARES	VALUE

Financials—(continued)
Swire Pacific Ltd. Class B (Hong Kong)	1,405,000	$3,025
Zurich Financial Services AG (Switzerland)	30,900	9,486

		56,838

Health Care—8.4%
Novartis AG Registered Shares (Switzerland)	146,300	12,411
Roche Holding AG (Switzerland)	46,300	13,879

		26,290

Industrials—11.5%
Atlas Copco AB Class A (Sweden)	176,662	5,096
Canadian National Railway Co. (Canada)	114,200	6,416
FANUC Corp. (Japan)	38,700	6,826
Jardine Matheson Holdings Ltd. (Bermuda)	55,600	3,507
Schindler Holding AG (Switzerland)	23,600	3,479
Schneider Electric SA (France)	37,400	3,316
Weir Group plc (The) (United Kingdom)	176,100	7,445

		36,085

Information Technology—5.0%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	605,700	12,126
Telefonaktiebolaget LM Ericsson Class B (Sweden)	266,400	3,548

		15,674

Materials—9.0%
BHP Billiton plc (United Kingdom)	291,700	8,967
Linde AG (Germany)	16,300	3,261
Potash Corp. of Saskatchewan, Inc. (Canada)	216,700	7,839
Shin-Etsu Chemical Co., Ltd. (Japan)	142,500	8,143

		28,210

Telecommunication Services—6.6%
MTN Group Ltd. (South Africa)	241,600	4,946
Singapore Telecommunications Ltd. (Singapore)	2,245,000	6,514
TELUS Corp. (Canada)	108,200	3,879
Vodafone Group plc (United Kingdom)	1,490,127	5,473

		20,812

Utilities—3.2%
Centrica plc (United Kingdom)	1,133,000	6,228
GDF Suez (France)	142,800	3,907

		10,135

TOTAL COMMON STOCKS (Identified Cost $180,330)		280,106

1

VIRTUS INTERNATIONAL SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES		VALUE

TOTAL LONG TERM INVESTMENTS—98.9% (Identified cost $202,717)			310,503

SHORT-TERM INVESTMENTS—0.5%

Money Market Mutual Funds—0.5%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	1,673,079	$	1,673

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,673)			1,673

TOTAL INVESTMENTS—99.4% (Identified Cost $204,390)			312,176(1)

Other assets and liabilities, net—0.6%			1,935

NET ASSETS—100.0%		$	314,111

            Abbreviations:

ADR    American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

2

VIRTUS INTERNATIONAL SERIES

SCHEDULE OF INVESTMENTS

MARCH 31, 2014 (Unaudited)

Country Weightings †

United Kingdom	22%
Switzerland	16
Brazil	7
Japan	7
Canada	6
Italy	6
Singapore	5
Other	31

Total	100%

† % of total investments as of March 31, 2014.

3

($ reported in thousands)

The following table provides a summary of inputs used to value the Series’ investments as of March 31, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

		Total Value at March 31, 2014		Level 1 Quoted Prices

Equity Securities:
Common Stocks	$	280,106	$	280,106
Preferred Stock		30,397		30,397
Short-Term Investments		1,673		1,673

Total Investments	$	312,176	$	312,176

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between level 1 and level 2 for the period.

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS

MARCH 31, 2014 (Unaudited)

		PAR VALUE		VALUE

U.S. GOVERNMENT SECURITIES—0.6%

U.S. Treasury Note
1.750%, 5/15/23	$	400	$	371
2.500%, 8/15/23		750		739
TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $1,120)				1,110

MUNICIPAL BONDS—1.0%

California—0.5%
Alameda Corridor Transportation Authority Taxable Series 99-C, (NATL Insured) 6.600%, 10/1/29		875		954

Michigan—0.1%
Tobacco Settlement Finance Authority Taxable Series 06-A, 7.309%, 6/1/34		205		164

Puerto Rico—0.1%
Commonwealth of Puerto Rico Taxable Series A, 8.000%, 7/1/35		100		93

Virginia—0.3%
Tobacco Settlement Financing Corp. Taxable Series 07-A1, 6.706%, 6/1/46		665		474

TOTAL MUNICIPAL BONDS (Identified Cost $1,789)				1,685

FOREIGN GOVERNMENT SECURITIES—9.1%

Argentine Republic 8.280%, 12/31/33		562		448
Bolivarian Republic of Venezuela
RegS 7.000%, 12/1/18(4)		220		170
7.650%, 4/21/25		85		57
9.250%, 9/15/27		470		352
9.375%, 1/13/34		750		554
Commonwealth of Australia Series 125 6.250%, 6/15/14		555AUD		519
Commonwealth of New Zealand Series 415, 6.000%, 4/15/15		805NZD		717
Federative Republic of Brazil 8.500%, 1/5/24		2,770BRL		1,145
Hungary 5.750%, 11/22/23		168		174
Kingdom of Morocco 144A 4.250%, 12/11/22(3)		505		490
Mongolia 144A 5.125%, 12/5/22(3)		340		277
Provincia de Neuquen, Argentina 144A 7.875%, 4/26/21(3)		421		419

		PAR VALUE		VALUE
Republic of Colombia
12.000%, 10/22/15		309,000COP	$	174
4.375%, 3/21/23		994,000COP		457
Republic of Costa Rica 144A 4.375%, 4/30/25(3)	$	540		487
Republic of Croatia 144A 6.375%, 3/24/21(3)		565		609
Republic of Iceland 144A 5.875%, 5/11/22(3)		570		618
Republic of Indonesia
Series FR30, 10.750%, 5/15/16		2,620,000IDR		246
Series FR55, 7.375%, 9/15/16		2,420,000IDR		213
Series FR63, 5.625%, 5/15/23		2,221,000IDR		165
Republic of Latvia RegS 2.750%, 1/12/20(4)		315		304
Republic of Peru
GDN 144A 7.840%, 8/12/20(3)		530PEN		209
RegS 6.900%, 8/12/37(4)		870PEN		306
Republic of Philippines 4.950%, 1/15/21		11,000PHP		254
Republic of Poland 4.000%, 1/22/24		276		279
Republic of Slovak 144A 4.375%, 5/21/22(3)		515		546
Republic of South Africa Series R208, 6.750%, 3/31/21		1,310ZAR		115
Republic of Sri Lanka 144A 6.000%, 1/14/19(3)		430		451
Republic of Uruguay 4.375%, 12/15/28		10,154UYU(9)		467
Romania 144A 4.875%, 1/22/24(3)		530		535
Russian Federation
144A 7.850%, 3/10/18(3)		30,000RUB		842
144A 4.875%, 9/16/23(3)		800		791
United Mexican States
Series M, 6.000%, 6/18/15		12,065MXN		948
Series M, 6.500%, 6/9/22		15,755MXN		1,244
TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $16,443)				15,582

MORTGAGE-BACKED SECURITIES—11.3%

Non-Agency—11.3%
Aventura Mall Trust 13-AVM, C 144A 3.743%, 12/5/32(2)(3)		300		300
Banc of America Alternative Loan Trust 03-10, 2A1 6.000%, 12/25/33		64		70
Bank of America (Merrill Lynch-Countrywide) Home Loan Mortgage Pass-Through-Trust 03-4, 1A15 5.500%, 4/25/33		272		280
Bank of America (Merrill Lynch-Countrywide) Mortgage Trust 06-C1, AM 5.657%, 5/12/39(2)		110		119
Bear Stearns Adjustable Rate Mortgage Trust 04-1, 21A1 2.288%, 4/25/34(2)		450		446

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Non-Agency—(continued)
04-10, 12A3 2.687%, 1/25/35(2)	$530	$532
Bear Stearns Commercial Mortgage Securities, Inc.
06-PW12, AM 5.751%, 9/11/38(2)	750	812
05-PW10, AM 5.449%, 12/11/40(2)	725	770
07-PW18, AM 6.084%, 6/11/50(2)	1,475	1,672
Citigroup Mortgage Loan Trust, Inc. 05-5, 2A3 5.000%, 8/25/35	248	251
Commercial Mortgage Trust 07-GG11, AM 5.867%, 12/10/49(2)	771	847
Credit Suisse Commercial Mortgage Trust 07-C2, A3 5.542%, 1/15/49(2)	740	809
Credit Suisse First Boston Mortgage Securities Corp. 04-AR8, 6A1 2.487%, 9/25/34(2)	514	518
Goldman Sachs Mortgage Securities Corp. II 07- GG10, A4 5.819%, 8/10/45(2)	123	136
GSR Mortgage Loan Trust 05-5F, 2A8 5.500%, 6/25/35	32	32
JPMorgan Chase (Washington Mutual) Mortgage Pass-Through Certificates Trust 04-CB1, 5A 5.000%, 6/25/19	27	28
JPMorgan Chase Commercial Mortgage Securities Trust
09-IWST, A2 144A 5.633%, 12/5/27(3)	100	114
06-LDP7, AM 5.845%, 4/15/45(2)	780	854
06-LDP9, A3 5.336%, 5/15/47	350	382
07-LDPX, AM 5.464%, 1/15/49(2)	450	471
JPMorgan Chase Mortgage Trust
05-A1, 4A1 3.157%, 2/25/35(2)	30	31
05-A4, 3A1 2.258%, 7/25/35(2)	48	48
14-1, 1A1 144A 4.000%, 1/25/44(2)(3)	738	755
Lehman Brothers - UBS Commercial Mortgage Trust 07-C7, A3 5.866%, 9/15/45(2)	453	512
Lehman Brothers Commercial Mortgage Trust 07- C3, A4 5.868%, 7/15/44(2)	400	447
MASTR Reperforming Loan Trust 05-1, 1A2 144A 6.500%, 8/25/34(3)	409	422
Merrill Lynch Mortgage Investors Trust 98-C1, CTL 6.750%, 11/15/26(2)	465	513
Morgan Stanley Capital I Trust 07-IQ14, AM 5.679%, 4/15/49(2)	360	377
Motel 6 Trust 12-MTL6 D 144A 3.781%, 10/5/25(3)	550	554
Nomura Asset Acceptance Corp.

	PAR VALUE	VALUE

Non-Agency—(continued)
04-R1, A1 144A 6.500%, 3/25/34(3)	$644	$673
04-R3, A1 144A 6.500%, 2/25/35(3)	384	398
Residential Accredit Loans, Inc. 03-QS6, A4 4.250%, 3/25/33	42	43
Residential Asset Mortgage Products, Inc.
04-SL1, A8 6.500%, 11/25/31	46	48
05-SL2, A4 7.500%, 2/25/32	318	336
Residential Funding Mortgage Securities I, Inc.
05-S9, A9 5.500%, 12/25/35	557	557
06-S4, A2 6.000%, 4/25/36	35	33
SBA Tower Trust 144A 4.254%, 4/15/15(3)	115	119
Sequoia Mortgage Trust 12-3, A1 144A 4.000%, 12/25/43(2)(3)	333	338
Structured Adjustable Rate Mortgage Loan Trust 04-4, 3A1 2.477%, 4/25/34(2)	429	426
Structured Asset Securities Corp. Mortgage Pass- Through Certificates 03-21, 2A2 5.250%, 8/25/33	112	115
SunTrust Adjustable Rate Mortgage Loan Trust 07-S1, 5A1 4.137%, 1/25/37(2)	429	425
Wells Fargo (Wachovia Bank Commercial Mortgage Trust)
06-C25, AM 5.722%, 5/15/43(2)	670	724
07-C30, A5 5.342%, 12/15/43	970	1,063
07-C32, A3 5.724%, 6/15/49(2)	775	855
Wells Fargo Mortgage-Backed Securities Trust 06- 17, A1 5.500%, 11/25/21	8	8

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $17,880)		19,263

ASSET-BACKED SECURITIES—3.2%

Ameriquest Mortgage Securities, Inc. 03-10, AF6 5.210%, 11/25/33(2)	23	24
Bank of America (Merrill Lynch-Countrywide) Asset-Backed Certificates
05-1 AF5A 5.497%, 7/25/35(2)	588	566
05-12, 2A4 5.575%, 2/25/36(2)	340	327
CIT Group Home Equity Loan Trust 03-1, A5 4.980%, 7/20/34(2)	300	302
Conseco Financial Corp.
94-1, A5 7.650%, 4/15/19	21	22
01-3, A4 6.910%, 5/1/33(2)	685	760

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Drug Royalty LP II 12-1, A2 144A 4.474%, 1/15/25(3)	$218	$223
Exeter Automobile Receivables Trust 14-1A, C 144A 3.570%, 7/15/19(3)	340	341
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(3)	625	629
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(2)	439	447
MASTR Specialized Loan Trust 05-3, A2 144A 5.704%, 11/25/35(2)(3)	397	403
Origen Manufactured Housing Contract Trust 04- B, M1 5.730%, 11/15/35(2)	308	324
Residential Funding Mortgage Securities II Home Loan Trust 07-HI1, A3 5.720%, 3/25/37	247	248
Santander Drive Auto Receivables Trust 11-2, C 3.280%, 6/15/16	220	223
SVO VOI Mortgage Corp. 10-AA, A 144A 3.650%, 7/20/27(3)	42	43
Terwin Mortgage Trust 04-15AL, A1 144A 5.795%, 7/25/34(2)(3)	256	251
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/23(3)	293	306

TOTAL ASSET-BACKED SECURITIES (Identified Cost $5,245)		5,439

CORPORATE BONDS—57.0%

Consumer Discretionary—6.1%
Arcelik AS 144A 5.000%, 4/3/23(3)	200	176
Bon-Ton Department Stores, Inc. (The) 8.000%, 6/15/21	265	257
Boyd Gaming Corp. 9.000%, 7/1/20	260	289
Brookfield Residential Properties, Inc. 144A 6.500%, 12/15/20(3)	410	439
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20	270	244
Caesars Entertainment Resort Properties LLC 144A 8.000%, 10/1/20(3)	105	111
Chrysler Group LLC (CG Co-Issuer, Inc.) 144A 8.250%, 6/15/21(3)	425	480
Churchill Downs, Inc. 144A 5.375%, 12/15/21(3)	335	343
Clear Channel Worldwide Holdings, Inc.
Series A 7.625%, 3/15/20	250	269
Series B 7.625%, 3/15/20	440	477
GLP Capital LP (GLP Financing II, Inc.)

	PAR VALUE	VALUE

Consumer Discretionary—(continued)
144A 4.375%, 11/1/18(3)	$15	$15
144A 4.875%, 11/1/20(3)	285	293
144A 5.375%, 11/1/23(3)	10	10
Hot Topic, Inc. 144A 9.250%, 6/15/21(3)	190	206
International Game Technology
7.500%, 6/15/19	160	188
5.500%, 6/15/20	125	135
Isle of Capri Casinos, Inc. 5.875%, 3/15/21	400	408
KOC Holding AS 144A 3.500%, 4/24/20(3)	305	278
Kohl’s Corp. 4.750%, 12/15/23	480	498
Landry’s, Inc. 144A 9.375%, 5/1/20(3)	300	332
Lear Corp. 5.375%, 3/15/24	255	261
Meritor, Inc. 6.750%, 6/15/21	325	345
MGM Resorts International 6.750%, 10/1/20	425	472
Mohegan Tribal Gaming Authority 9.750%, 9/1/21	325	364
ONO Finance II plc 144A 10.875%, 7/15/19(3)	150	168
Penn National Gaming, Inc. 144A 5.875%, 11/1/21(3)	220	217
PNK Finance Corp. 144A 6.375%, 8/1/21(3)	355	371
Seminole Hard Rock Entertainment, Inc. 144A 5.875%, 5/15/21(3)	405	410
Sirius XM Radio, Inc. 144A 4.250%, 5/15/20(3)	400	392
Six Flags Entertainment Corp. 144A 5.250%, 1/15/21(3)	440	444
Station Casinos LLC 7.500%, 3/1/21	320	348
Taylor Morrison Communities, Inc. 144A 5.250%, 4/15/21(3)	490	497
Toll Brothers Finance Corp. 6.750%, 11/1/19	350	399
VTR Finance B.V. 144A 6.875%, 1/15/24(3)	345	360

		10,496

Consumer Staples—0.5%
Chiquita Brands International, Inc. 7.875%, 2/1/21	210	235
Elizabeth Arden, Inc. 7.375%, 3/15/21	175	189
Ingles Markets, Inc. 5.750%, 6/15/23	295	297
Smithfield Foods, Inc. 144A 5.875%, 8/1/21(3)	175	182

		903

Energy—6.9%
Calumet Specialty Products Partners LP 144A 6.500%, 4/15/21(3)	390	394
CHC Helicopter SA 9.250%, 10/15/20	293	319

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Energy—(continued)
Compagnie Generale de Geophysique-Veritas 6.500%, 6/1/21	$375	$382
Ecopetrol S.A. 5.875%, 9/18/23	260	284
EPL Oil & Gas, Inc. 8.250%, 2/15/18	500	544
Forest Oil Corp. 7.250%, 6/15/19	360	317
Gazprom Neft OAO (GPN Capital SA) 144A 6.000%, 11/27/23(3)(7)	335	328
Gazprom OAO (Gaz Capital SA)
144A 8.146%, 4/11/18(3)	505	571
144A 6.510%, 3/7/22(3)(7)	520	536
Lukoil OAO International Finance BV 144A 7.250%, 11/5/19(3)	300	332
MEG Energy Corp. 144A 7.000%, 3/31/24(3)	180	191
Novatek OAO (Novatek Finance Ltd.) 144A 4.422%, 12/13/22(3)(7)	540	475
Odebrecht Finance Ltd. 144A 8.250%, 4/25/18(3)	400BRL	147
Odebrecht Offshore Drilling Finance Ltd. 144A 6.750%, 10/1/22(3)	345	358
Pacific Rubiales Energy Corp. 144A 5.375%, 1/26/19(3)	340	354
Parker Drilling Co. 7.500%, 8/1/20	365	391
Petrobras Global Finance BV 6.250%, 3/17/24	345	355
Petrobras International Finance Co. 5.375%, 1/27/21	355	359
Petroleos de Venezuela SA
Series 2014 4.900%, 10/28/14	550	527
RegS 8.500%, 11/2/17(4)	1,540	1,294
Petroleos Mexicanos
5.500%, 1/21/21	350	382
144A 4.875%, 1/18/24(3)	145	150
5.500%, 6/27/44	200	193
PHI, Inc. 144A 5.250%, 3/15/19(3)	85	86
QGOG Constellation SA 144A 6.250%, 11/9/19(3)	400	400
Regency Energy Partners LP 5.875%, 3/1/22	170	177
Rosetta Resources, Inc. 5.875%, 6/1/22	355	363
Targa Resources Partners LP 6.375%, 8/1/22	375	400
Teekay Corp. 8.500%, 1/15/20	225	257
Tullow Oil plc 144A 6.000%, 11/1/20(3)	350	357
Venoco, Inc. 8.875%, 2/15/19	225	228
Williams Cos., Inc. (The) 3.700%, 1/15/23	375	340

		11,791

	PAR VALUE	VALUE

Financials—24.1%
Air Lease Corp. 4.750%, 3/1/20	$405	$429
Aircastle Ltd. 5.125%, 3/15/21	355	355
Akbank TAS 144A 7.500%, 2/5/18(3)	530TRY	213
Alfa Bank OJSC RegS 7.875%, 9/25/17(4)(7)	485	515
Allstate Corp. (The) 5.750%, 8/15/53(2)(6)	625	656
ALROSA Finance S.A. 144A 7.750%, 11/3/20(3)	455	485
Avis Budget Car Rental LLC 5.500%, 4/1/23	480	486
Banco ABC Brasil S.A. 144A 7.875%, 4/8/20(3)	425	447
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 6.500%, 3/10/21(3)	425	460
Banco Bradesco S.A. 144A 5.900%, 1/16/21(3)	600	630
Banco de Credito del Peru 144A 6.125%, 4/24/27(2)(3)	520	539
Banco de Credito e Inversiones 144A 4.000%, 2/11/23(3)	390	379
Banco Internacional del Peru SAA
144A 5.750%, 10/7/20(3)	500	522
144A 6.625%, 3/19/29(2)(3)	155	156
Banco Santander Brasil SA 144A 8.000%, 3/18/16(3)	600BRL	244
Banco Santander Chile
144A 3.750%, 9/22/15(3)	100	103
144A 3.875%, 9/20/22(3)	505	490
Banco Votorantim S.A. 144A 7.375%, 1/21/20(3)	450	480
Bancolombia S.A. 5.125%, 9/11/22	545	531
Bank of Baroda 144A 4.875%, 7/23/19(3)	430	441
Bank of Georgia JSC 144A 7.750%, 7/5/17(3)	290	303
Bank of India
144A 3.250%, 4/18/18(3)	500	494
144A 3.625%, 9/21/18(3)	250	248
Barclays Bank plc
144A 6.050%, 12/4/17(3)	435	488
144A 5.926%(2)(3)(5)(6)	600	636
Braskem Finance Ltd. 144A 5.750%, 4/15/21(3)	490	489
Brazil Loan Trust 1 144A 5.477%, 7/24/23(3)	460	467
Chubb Corp. (The) 6.375%, 3/29/67(2)	1,390	1,543
City National Corp. 5.250%, 9/15/20	425	473
CorpGroup Banking S.A. 144A 6.750%, 3/15/23(3)	425	419
Credit Bank of Moscow 144A 7.700%, 2/1/18(3)(7)	200	194
Darling Escrow Corp. 144A 5.375%, 1/15/22(3)	345	355
Development Bank of Kazakhstan OJSC 144A 4.125%, 12/10/22(3)	535	483

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Financials—(continued)
Eurasian Development Bank 144A 4.767%, 9/20/22(3)	$475	$446
Evergrande Real Estate Group Ltd. 144A 8.750%, 10/30/18(3)	345	323
Fidelity National Financial, Inc. 5.500%, 9/1/22	130	138
First Cash Financial Services, Inc. 144A 6.750%, 4/1/21(3)	200	206
First Niagara Financial Group, Inc. 6.750%, 3/19/20	610	699
General Motors Financial Co., Inc. 4.750%, 8/15/17	735	789
Genworth Holdings, Inc. 4.900%, 8/15/23	620	650
Glen Meadow Pass-Through Trust 144A 6.505%, 2/12/67(2)(3)	950	945
GRD Holdings III Corp. 144A 10.750%, 6/1/19(3)	320	354
HBOS plc 144A 6.750%, 5/21/18(3)	200	227
Huntington National Bank (The) 6.600%, 6/15/18	250	285
Hutchison Whampoa International Ltd. Series 12, 144A 6.000% (2)(3)(5)(6)	610	657
ICAHN Enterprises LP (ICAHN Enterprises Finance Corp.)
144A 4.875%, 3/15/19(3)	30	31
144A 6.000%, 8/1/20(3)	175	186
144A 5.875%, 2/1/22(3)	355	360
ICICI Bank Ltd. 144A 4.800%, 5/22/19(3)	435	452
ING (U.S.), Inc. 5.650%, 5/15/53(2)(6)	395	395
International Lease Finance Corp. 6.250%, 5/15/19	305	338
Itau Unibanco Holding S.A. 144A 5.125%, 5/13/23(3)	560	538
Jefferies Group LLC 6.875%, 4/15/21	135	157
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(3)	410	418
Korea Finance Corp. 4.625%, 11/16/21	400	435
Level 3 Financing, Inc. 7.000%, 6/1/20	400	435
Liberty Mutual Insurance Co. 144A 8.500%, 5/15/25(3)	25	31
Lincoln National Corp. 6.050%, 4/20/67(2)(6)	365	363
Lloyds TSB Bank plc 144A 6.500%, 9/14/20(3)	600	686
Macquarie Bank Ltd. 144A 6.625%, 4/7/21(3)	330	374
Memorial Production Partners LP 7.625%, 5/1/21	325	344
MFB Magyar Fejlesztesi Bank Zrt. 144A 6.250%, 10/21/20(3)	300	318

		PAR VALUE		VALUE

Financials—(continued)
Morgan Stanley 144A 10.090%, 5/3/17(3)		1,250BRL	$	524
MPH Acquisition Holdings LLC 144A 6.625%, 4/1/22(3)	$	245		252
Nationstar Mortgage LLC 6.500%, 7/1/21		275		261
Nordea Bank AB 144A 4.250%, 9/21/22(3)		600		605
Phosagro OAO (Phosagro Bond Funding Ltd.) 144A 4.204%, 2/13/18(3)(7)		360		344
PKO Finance AB 144A 4.630%, 9/26/22(3)(7)		610		615
Progressive Corp. (The) 6.700%, 6/15/37(2)		750		825
Prudential Financial, Inc.
5.875%, 9/15/42(2)		1,100		1,148
5.625%, 6/15/43(2)(6)		190		194
Regency Energy Partners LP (Regency Energy Finance Corp.) 4.500%, 11/1/23		385		360
Rent-A-Center, Inc. 4.750%, 5/1/21		125		117
Resona Bank Ltd. 144A 5.850% (2)(3)(5)(6)		600		642
Royal Bank of Scotland Group plc (The)
5.625%, 8/24/20		750		847
7.648%(2)(5)(6)		450		486
Russian Agricultural Bank OJSC (RSHB Capital SA)
144A 6.299%, 5/15/17(3)		715		735
144A 5.298%, 12/27/17(3)		130		129
Sabra Health Care LP (Sabra Capital Corp.) 5.500%, 2/1/21		180		189
Sberbank of Russia (Sberbank Capital SA) 144A 5.125%, 10/29/22(3)(7)		580		541
Shinhan Bank 144A 4.375%, 7/27/17(3)		450		487
SLM Corp. 5.500%, 1/25/23		420		412
Sovereign Bank 8.750%, 5/30/18		200		238
SunGard Availability Services Capital, Inc. 144A 8.750%, 4/1/22(3)		180		181
SunTrust Bank, Inc. 5.400%, 4/1/20		250		273
Telecom Italia Capital SA
6.175%, 6/18/14		65		66
7.175%, 6/18/19		200		229
TMK OAO (TMK Capital) SA 144A 6.750%, 4/3/20(3)(7)		395		347
Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(3)		505		482
UPCB Finance Ltd. Series VI 144A 6.875%, 1/15/22(3)		260		285

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Financials—(continued)
VTB Bank OJSC (VTB Capital SA) 144A 6.000%, 4/12/17(3)(7)	$700	$721
Walter Investment Management Corp. 144A 7.875%, 12/15/21(3)	345	346
Webster Financial Corp. 5.125%, 4/15/14	230	230
Willis Group Holdings plc 5.750%, 3/15/21	440	487
WP Carey, Inc. 4.600%, 4/1/24	345	345
Yapi ve Kredi Bankasi AS 144A 4.000%, 1/22/20(3)	510	469
Zions Bancorporation 4.500%, 6/13/23	170	170

		41,315

Health Care—1.7%
Catamaran Corp. 4.750%, 3/15/21	140	142
Community Health Systems, Inc. (CHS) 144A 5.125%, 8/1/21(3)	100	103
144A 6.875%, 2/1/22(3)	70	74
Forest Laboratories, Inc. 144A 4.875%, 2/15/21(3)	345	365
HCA, Inc. 6.500%, 2/15/20	330	371
IASIS Healthcare LLC (IASIS Capital Corp.) 8.375%, 5/15/19	165	177
Salix Pharmaceuticals Ltd. 144A 6.000%, 1/15/21(3)	60	64
Select Medical Corp. 144A 6.375%, 6/1/21(3)	115	117
Symbion, Inc. 8.000%, 6/15/16	405	427
Tenet Healthcare Corp.
144A 6.000%, 10/1/20(3)	80	86
4.500%, 4/1/21	580	569
8.125%, 4/1/22	345	386
Valeant Pharmaceuticals International, Inc.
(Escrow Corp.) 144A 7.500%, 7/15/21(3)	50	57

		2,938

Industrials—6.5%
AAR Corp. 7.250%, 1/15/22	365	397
ADT Corp. (The) 144A 6.250%, 10/15/21(3)	435	448
Ahern Rentals, Inc. 144A 9.500%, 6/15/18(3)	290	322
Air Canada 144A 6.750%, 10/1/19(3)	425	459
Air Canada Pass-Through Trust 13-1, B 144A 5.375%, 5/15/21(3)	228	231
Ashton Woods USA LLC (Ashton Woods Finance Co.) 144A 6.875%, 2/15/21(3)	405	406
Atlas Air Pass-Through Trust 00-1, A 8.707%, 1/2/19	485	508

	PAR VALUE	VALUE

Industrials—(continued)
Automotores Gildemeister S.A. 144A 6.750%, 1/15/23(3)	$150	$102
Bharti Airtel International Netherlands BV 144A 5.125%, 3/11/23(3)	400	400
Bombardier, Inc. 144A 6.125%, 1/15/23(3)	520	528
Builders FirstSource, Inc. 144A 7.625%, 6/1/21(3)	285	309
Carpenter Technology Corp. 5.200%, 7/15/21	425	447
Ceridian HCM Holding, Inc. 144A 11.000%, 3/15/21(3)	15	17
Continental Airlines Pass-Through-Trust
98-1, A 6.648%, 9/15/17	317	336
99-1, A 6.545%, 2/2/19	729	809
00-1, A1 8.048%, 11/1/20	421	485
CPG Merger Sub LLC 144A 8.000%, 10/1/21(3)	105	113
Delta Air Lines Pass-Through Trust 12-1A, 1A 4.750%, 5/7/20	465	502
DP World Ltd. 144A 6.850%, 7/2/37(3)	200	216
Embraer S.A. 5.150%, 6/15/22	600	623
ESAL GmbH 144A 6.250%, 2/5/23(3)	410	390
Northwest Airlines Pass-Through Trust 02-1, G2 6.264%, 11/20/21	380	408
Ply Gem Industries, Inc. 144A 6.500%, 2/1/22(3)	345	350
Rexel SA 144A 5.250%, 6/15/20(3)	395	406
Sappi Papier Holding GmbH 144A 8.375%, 6/15/19(3)	200	223
Spirit AeroSystems, Inc. 144A 5.250%, 3/15/22(3)	100	101
TransDigm, Inc. 7.500%, 7/15/21	270	300
UAL Pass-Through Trust
09-2 9.750%, 1/15/17	180	207
07-01, A 6.636%, 7/2/22	928	1,025

		11,068

Information Technology—2.9%
Avaya, Inc. 144A 7.000%, 4/1/19(3)	735	733
Denali Borrower LLC (Denali Finance Corp.) 144A 5.625%, 10/15/20(3)	320	326
Earthlink, Inc. 7.375%, 6/1/20	270	282
Equinix, Inc. 4.875%, 4/1/20	180	185
Fidelity National Financial, Inc. 6.600%, 5/15/17	600	681
First Data Corp.
144A 8.250%, 1/15/21(3)	390	425
11.750%, 8/15/21	935	987

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Information Technology—(continued)
PIK Interest Capitalization, 144A 8.750%, 1/15/22(2)(3)(11)	$260	$285
First Data Holdings, Inc. PIK Interest Capitalization, 144A 14.500%, 9/24/19(2)(3)(11)	456	431
Freescale Semiconductor, Inc. 144A 5.000%, 5/15/21(3)	285	292
VeriSign, Inc. 4.625%, 5/1/23	290	280

		4,907

Materials—5.0%
Alpek SA de C.V. 144A 5.375%, 8/8/23(3)	625	645
Ardagh Packaging Finance plc
144A 6.250%, 1/31/19(3)	200	210
144A 6.750%, 1/31/21(3)	260	272
Beverage Packaging Holdings Luxembourg II SA 144A 6.000%, 6/15/17(3)	625	649
Cemex SAB de CV
144A 9.500%, 6/15/18(3)	395	457
144A 7.250%, 1/15/21(3)	275	301
Eldorado Gold Corp. 144A 6.125%, 12/15/20(3)	180	181
EuroChem Mineral & Chemical Co. OJSC 144A
5.125%, 12/12/17(3)(7)	270	264
Gerdau Holdings, Inc.
144A 7.000%, 1/20/20(3)	375	416
144A 4.750%, 4/15/23(3)	200	186
Hexion U.S. Finance Corp.
8.875%, 2/1/18	230	240
6.625%, 4/15/20	225	234
INEOS Group Holdings SA 144A 5.875%, 2/15/19(3)	200	205
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(3)	600	580
Nufarm Australia Ltd. 144A 6.375%, 10/15/19(3)	220	229
Sappi Papier Holding GmbH 144A 6.625%, 4/15/21(3)	780	813
Severstal OAO (Steel Capital SA) 144A 6.700%, 10/25/17(3)(7)	500	520
Tronox Finance LLC 6.375%, 8/15/20	305	315
Turkiye Sise Ve Cam Fabrikalari AS 144A 4.250%, 5/9/20(3)	400	369
United States Steel Corp. 6.875%, 4/1/21	490	524
Vale Overseas Ltd. 4.375%, 1/11/22	525	521
Vedanta Resources plc 144A 9.500%, 7/18/18(3)	345	392

		8,523

	PAR VALUE	VALUE
Telecommunication Services—2.4%
America Movil SAB de C.V. Series 12 6.450%, 12/5/22	2,000MXN	$143
CenturyLink, Inc.
Series V 5.625%, 4/1/20	$355	375
Series T 5.800%, 3/15/22	350	360
Cincinnati Bell, Inc. 8.375%, 10/15/20	375	412
Crown Castle Towers LLC
144A 4.523%, 1/15/15(3)	75	77
144A 3.214%, 8/15/15(3)	50	51
144A 5.495%, 1/15/17(3)	85	92
Digicel Group Ltd. 144A 8.250%, 9/30/20(3)	345	370
Intelsat Jackson Holdings SA 144A 5.500%, 8/1/23(3)	285	280
Koninklijke KPN NV 144A 7.000%, 3/28/73(2)(3)(6)	385	400
Sprint Corp. 144A 7.250%, 9/15/21(3)	340	372
T-Mobile USA, Inc.
6.633%, 4/28/21	50	54
6.125%, 1/15/22	190	200
6.731%, 4/28/22	60	64
6.500%, 1/15/24	140	147
Windstream Corp. 7.750%, 10/15/20	650	700

		4,097

Utilities—0.9%
Calpine Corp.
144A 7.500%, 2/15/21(3)	214	235
144A 6.000%, 1/15/22(3)	20	21
Electricite de France SA 144A 5.250% (2)(3)(5)(6)	635	636
Israel Electric Corp. Ltd. 144A 5.625%, 6/21/18(3)	275	292
NRG Energy, Inc. 6.625%, 3/15/23	55	57
Sabine Pass Liquefaction LLC 5.625%, 2/1/21	315	326
Texas Competitive Electric Holdings Co., LLC Series A 10.250%, 11/1/15	396	12

		1,579

TOTAL CORPORATE BONDS (Identified Cost $94,817)		97,617

LOAN AGREEMENTS(2)—11.6%

Consumer Discretionary—2.4%
Affinity Gaming LLC (Herbst Gaming LLC) 4.250%, 11/9/17	394	395
Brickman Group Holdings, Inc. Second Lien, 7.500%, 12/17/21	96	98

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Consumer Discretionary—(continued)
Caesars Entertainment Operating Co., Inc. Tranche B-6, 5.489%, 1/28/18	$272	$257
CBAC Borrower LLC Tranche B, 8.250%, 7/2/20	202	211
Cengage Learning ACQ, Inc. 0.000%, 3/6/20(8)	109	110
Clear Channel Communications, Inc. Tranche D, 6.903%, 1/30/19	409	402
Cumulus Media Holdings, Inc. 4.250%, 12/23/20	119	120
EB Sports Corp. 11.500%, 12/31/15	310	309
Granite Broadcasting Corp. Tranche B, First Lien, 6.750%, 5/23/18	320	322
Landry’s, Inc. Tranche B, 4.000%, 4/24/18	655	660
Marina District Finance Co., Inc. 6.750%, 8/15/18	197	200
Peppermill Casinos, Inc. Tranche B, 7.250%, 11/9/18	400	411
Shingle Springs Tribal Gaming Authority 6.250%, 8/29/19	228	233
Transtar Holding Co. Second Lien, 10.000%, 10/9/19	197	195
TWCC Holding Corp. Second Lien, 7.000%, 6/26/20	184	179

		4,102

Consumer Staples—0.4%
AdvancePierre Foods, Inc.
First Lien, 5.750%, 7/10/17	45	46
Second Lien, 9.500%, 10/10/17	330	322
New Hostess Brand Acquisition LLC Tranche B, 6.750%, 4/9/20	266	277

		645

Energy—1.0%
Fieldwood Energy LLC Second Lien, 8.125%, 9/30/20	236	246
FTS International, Inc. 8.500%, 5/6/16	445	454
NGPL Pipeco LLC 6.750%, 9/15/17	309	302
SES International Holdings Ltd. (Saxon) 5.500%, 2/15/19	330	332
Templar Energy LLC Second Lien, 8.000%, 11/25/20	345	349

		1,683

Financials—0.7%
Altisource Solutions S.A.R.L Tranche B, 4.500%, 12/9/20	223	224

	PAR VALUE	VALUE

Financials—(continued)
Asurion LLC Second Lien, 8.500%, 3/3/21	$170	$176
Capital Automotive LP Second Lien, 6.000%, 4/30/20	35	36
iStar Financial, Inc. 4.500%, 10/15/17	293	294
Nuveen Investments, Inc. Tranche B, Second Lien, 6.500%, 2/28/19	395	397

		1,127

Health Care—1.2%
American Renal Holdings, Inc. Second Lien, 8.500%, 3/20/20	307	309
Ardent Medical Services, Inc.
First Lien, 6.750%, 7/2/18	128	129
Second Lien, 11.000%, 1/2/19	142	143
Gentiva Health Services, Inc. Tranche B, 6.500%, 10/18/19	287	285
INC Research LLC 4.250%, 7/12/18	109	109
InVentiv Health, Inc. 7.500%, 8/4/16	262	263
MMM Holdings, Inc. 9.750%, 12/12/17	135	136
MSO of Puerto Rico, Inc. 9.750%, 12/12/17	98	99
PharMEDium Healthcare Corp. Second Lien, 7.750%, 1/28/22	67	68
Sheridan Holdings, Inc. Second Lien, 8.250%, 12/20/21	238	245
Surgery Center Holdings, Inc.
First Lien, 6.000%, 4/11/19	104	104
Second Lien, 9.750%, 4/11/20	196	195

		2,085

Industrials—1.9%
Alliance Laundry Systems LLC Second Lien, 9.500%, 12/10/19	37	37
American Airlines, Inc. Tranche B, 3.750%, 6/27/19	417	419
AWAS Finance Luxemborg SA 3.500%, 7/16/18	444	446
Brock Holdings Ill, Inc. Second Lien, 10.000%, 3/16/18	265	269
Ceridian Corp. 4.404%, 5/9/17	550	554
CHG Healthcare Services, Inc. Second Lien, 9.000%, 11/19/20	107	109
Commercial Barge Line Co. First Lien, 7.500%, 9/22/19	292	293

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Industrials—(continued)
Filtration Group Corp. Second Lien, 8.250%, 11/22/21	$260	$266
Harland Clarke Holdings Corp. (Clarke American Corp.)
Tranche B-3, 7.000%, 5/22/18	157	160
Tranche B-4, 6.000%, 8/4/19	68	68
International Equipment Solutions Global B.V. 7.250%, 8/16/19	186	187
Navistar, Inc. Tranche B, 5.750%, 8/17/17	281	286
SESAC Holding Co. II LLC First Lien, 5.000%, 2/7/19	151	153

		3,247

Information Technology—2.9%
Active Network, Inc. First Lien, 5.500%, 11/13/20	178	180
Alcatel-Lucent USA, Inc. 4.500%, 1/30/19	621	625
Allflex Holdings III, Inc. Second Lien, 8.000%, 7/19/21	200	203
Applied Systems, Inc. Second Lien, 7.500%, 1/24/22	17	17
Blue Coat Systems, Inc. Second Lien, 9.500%, 6/26/20	339	352
Deltek, Inc.
First Lien, 4.500%, 10/10/18	395	398
Second Lien, 10.000%, 10/10/19	236	241
Excelitas Technologies Corp. Tranche B, 6.000%, 11/2/20	262	263
IPC Systems, Inc. Tranche C, First Lien, 7.750%, 7/31/17	419	420
Kronos, Inc.
First Lien, 4.500%, 10/30/19	3	3
Second Lien, 9.750%, 4/30/20	293	306
Novell, Inc. (Attachmate Corp.) First Lien, 7.250%, 11/22/17	192	194
RP Crown Parent LLC
First Lien, 6.000%, 12/21/18	289	288
Second Lien, 11.250%, 12/21/19	175	178
Sorenson Communications, Inc. 11.500%, 10/31/14	298	300
SRA International, Inc. 6.500%, 7/20/18	327	329
Sungard Availability Services Capital, Inc. Tranche B, 0.000%, 3/25/19(8)	180	181
Vision Solutions, Inc. First Lien, 6.000%, 7/23/16	339	341

	PAR VALUE		VALUE

Information Technology—(continued)
Wall Street Systems Delaware, Inc. First Lien, 5.750%, 10/25/19	$198		$198

			5,017

Materials—0.6%
AZ Chem US, Inc. 5.750%, 12/22/17	342		346
Fortescue Metals Group Ltd. (FMG Resources Ltd.) 4.250%, 6/28/19	274		276
Houghton International, Inc. Holding Corp. Second Lien, 9.500%, 12/21/20	310		318
Tronox Pigments B.V. 4.500%, 3/19/20	99		100

			1,040

Telecommunication Services—0.2%
Integra Telecom Holdings, Inc. Tranche B, 5.250%, 2/22/19	219		220
Securus Technologies Holdings, Inc. Second Lien, 9.000%, 4/30/21	200		201

			421

Utilities—0.3%
Atlantic Power LP 4.750%, 2/24/21	81		81
ExGen Renewables I LLC 5.250%, 2/6/21	90		92
Texas Compeptitive Electric Holdings Co. LLC 2017 Extended, 4.737%, 10/10/17	465		336

			509

TOTAL LOAN AGREEMENTS (Identified Cost $19,589)			19,876

	SHARES		VALUE
PREFERRED STOCK—3.9%

Financials—3.6%
Ally Financial, Inc.
Series A, 8.500%	20,000		547
Series G, 144A, 7.000%(3)	439	(10)	434
Banco Bilbao Vizcaya Argentaria S.A. International S.A. Unipersonal 5.919%(2)	380	(10)	378
Banco do Brasil S.A. 144A, 8.500%(2)(3)	200	(10)	225
Bank of America Corp. Series K, 8.000%(2)	625	(10)	708
Citigroup Capital XVII Series E 6, 350%	16,000		402
Citigroup, Inc. Series J, 7.125%	16	(10)	417
General Electric Capital Corp. Series B, 6.250%(2)	300	(10)	321

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES			VALUE

Financials—(continued)
Series C, 5.250%(2)	400	(10)	$	389
JPMorgan Chase & Co. Series 1, 7.900%(2)	525	(10)		593
PNC Financial Services Group, Inc. (The) Series R, 4.850%(2)	405	(10)		380
Saul Centers, Inc. Series A 8.000%	171			4
U.S. Bancorp Series G, 6.000%	14,600			401
Wells Fargo & Co. Series K, 7.980%(2)	440	(10)		500
Zions Bancorp, 6.950%	17,215			455
				6,154

Industrials—0.3%
Seaspan Corp. Series C, 9.500%	20,000			552
TOTAL PREFERRED STOCK (Identified Cost $6,015)				6,706
COMMON STOCKS—0.0%

Consumer Discretionary—0.0%
Mark IV Industries	828			37
TOTAL COMMON STOCKS (Identified Cost $7)				37
TOTAL LONG TERM INVESTMENTS—97.7% (Identified cost $162,905)				167,315	(12)
SHORT-TERM INVESTMENTS—1.1%

Money Market Mutual Funds—1.1%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	1,826,346			1,826
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,826)				1,826

TOTAL INVESTMENTS—98.8% (Identified Cost $164,731)				169,141	(1)
Other assets and liabilities, net—1.2%				1,985

NET ASSETS—100.0%				$171,126

Abbreviations:

GDN	Global Depositary Note.
NATL	National Public Finance Guarantee Corp.
PIK	Payment-in-Kind Security

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2014.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, these securities amounted to a value of $65,521 or 38.3% of net assets.
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(5)	No contractual maturity date.
(6)	Interest payments may be deferred.
(7)	This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(8)	This loan will settle after March 31, 2014, at which time the interest rate based on the London Interbank Offered Rate (LIBOR”) and the agreed upon spread on trade date will be reflected.
(9)	Principal amount is adjusted daily pursuant to the change in the Consumer Price Index.
(10)	Value shown as par value.
(11)	100% of the income received was in cash.
(12)	All or a portion segregated as collateral for unsettled loan transactions.

Foreign Currencies:

AUD	Australian Dollar
BRL	Brazilian Real
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippines Peso
RUB	Russian Ruble
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS

MARCH 31, 2014 (Unaudited)

Country Weightings †
United States	62%
Luxembourg	4
Brazil	3
Mexico	3
Ireland	2
United Kingdom	2
Venezuela	2
Other	22

Total	100%

† % of total investments as of March 31, 2014.

($ reported in thousands)

The following table provides a summary of inputs used to value the Series’ investments as of March 31, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2014	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$5,439	$—	$5,439	$—
Corporate Bonds	97,617	—	97,617	—
Foreign Government Securities	15,582	—	15,582	—
Loan Agreements	19,876	—	19,876	—
Mortgage-Backed Securities	19,263	—	19,263	—
Municipal Bonds	1,685	—	1,685	—
U.S. Government Securities	1,110	—	1,110	—
Equity Securities:
Common Stocks	37	—	—	37
Preferred Stock	6,706	2,779	3,927	—
Short-Term Investments	1,826	1,826	—	—
Total Investments	$169,141	$4,605	$164,499	$37

There were no transfers between level 1 and level 2 for the period.

The following is a reconciliation of assets of the Series for Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Investment in Securities		Asset- Backed Securities		Common Stocks

Beginning Balance December 31, 2013:	$505		$474		$31
Accrued Discount/(Premium)	-	(c)	-	(c)	-
Realized Gain (Loss)	9		9		-
Change in Unrealized Appreciation (Depreciation)	8		2		6
Purchases	-		-		-

(Sales)(b)	(485)		(485)		-

Transfers Into Level 3 (a)	-		-		-
Transfers from Level 3 (a)	-		-		-

Ending Balance March 31, 2014	$37		$0		$37

(a) “Transfers in and/or out” represent the ending value as of March 31, 2014, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

(b) Includes paydowns on securities.

(c) Amount is less than $500.

VIRTUS PREMIUM ALPHASECTOR® SERIES

SCHEDULE OF INVESTMENTS

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES		VALUE

EXCHANGE-TRADED FUNDS—99.9%

Energy Select Sector SPDR Fund	44,430	$	3,957
Financial Select Sector SPDR Fund	176,440		3,941
Health Care Select Sector SPDR Fund	65,620		3,838
Industrial Select Sector SPDR Fund	74,350		3,891
Materials Select Sector SPDR Fund	82,780		3,914
Technology Select Sector SPDR Fund	105,880		3,849

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $20,806)			23,390

TOTAL LONG TERM INVESTMENTS—99.9% (Identified cost $20,806)			23,390

SHORT-TERM INVESTMENTS—0.4%

Money Market Mutual Funds—0.4%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	100,019		100

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $100)			100

TOTAL INVESTMENTS—100.3% (Identified Cost $20,906)			23,490(1)

Other assets and liabilities, net—(0.3)%			(64)

NET ASSETS—100.0%		$	23,426

Abbreviations:

SPDR S&P Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

1

($ reported in thousands)

The following table provides a summary of inputs used to value the Series’ investments as of March 31, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

		Total Value at March 31, 2014		Level 1 Quoted Prices
Equity Securities:
Exchange-Traded Funds	$	23,390	$	23,390
Short-Term Investments		100		100
Total Investments	$	23,490	$	23,490

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between level 1 and level 2 for the period.

VIRTUS REAL ESTATE SECURITIES SERIES

SCHEDULE OF INVESTMENTS

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—98.8%

REAL ESTATE INVESTMENT TRUSTS—98.8%

HEALTH CARE—6.9%
HCP, Inc.	82,946	$3,218
Health Care REIT, Inc.	13,330	794
Ventas, Inc.	44,666	2,705

		6,717

INDUSTRIAL/OFFICE—25.7%

Industrial—10.1%
DCT Industrial Trust, Inc.	447,819	3,529
Eastgroup Properties, Inc.	6,510	409
Prologis, Inc.	145,071	5,923

		9,861

Mixed—4.6%
Duke Realty Corp.	105,800	1,786
Liberty Property Trust	75,001	2,772

		4,558

Office—11.0%
Boston Properties, Inc.	32,714	3,747
Douglas Emmett, Inc.	54,700	1,485
Kilroy Realty Corp.	70,953	4,156
SL Green Realty Corp.	13,925	1,401

		10,789

		25,208

LODGING/RESORTS—8.4%
Host Hotels & Resorts, Inc.	199,161	4,031
LaSalle Hotel Properties	63,841	1,999
Pebblebrook Hotel Trust	64,605	2,182

		8,212

RESIDENTIAL—19.0%

Apartments—17.9%
American Campus Communities, Inc.	54,187	2,024
AvalonBay Communities, Inc.	31,408	4,124
Camden Property Trust	39,800	2,680
Equity Residential	81,679	4,737
Essex Property Trust, Inc.	23,621	4,017

		17,582

Manufactured Homes—1.1%
Equity Lifestyle Properties, Inc.	25,867	1,051

		18,633

	SHARES		VALUE

RETAIL—28.8%

Regional Malls—20.0%
General Growth Properties, Inc.	209,621		$4,612
Macerich Co. (The)	69,097		4,307
Simon Property Group, Inc.	64,976		10,656

			19,575

Shopping Centers—8.8%
Brixmor Property Group, Inc.	37,352		797
DDR Corp.	160,454		2,644
Kimco Realty Corp.	94,384		2,065
Tanger Factory Outlet Centers	90,400		3,164

			8,670

			28,245

SELF STORAGE—10.0%
Extra Space Storage, Inc.	66,255		3,214
Public Storage	39,027		6,576

			9,790

TOTAL COMMON STOCKS (Identified cost $54,320)			96,805

TOTAL LONG TERM INVESTMENTS—98.8% (Identified cost $54,320)			96,805

SHORT-TERM INVESTMENTS—0.8%

Money Market Mutual Funds—0.8%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	792,521		793

TOTAL SHORT-TERM INVESTMENTS (Identified cost $793)			793

TOTAL INVESTMENTS—99.6% (Identified cost $55,113)			97,598(1)

Other assets and liabilities, net—0.4%			352

NET ASSETS—100.0%		$	97,950

Abbreviation Legend:

REIT	Real Estate Investment Trust

Footnote Legend

(1)	Federal Income Tax Information : For tax information at March 31, 2014, see Investments. Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

1

($ reported in thousands)

The following table provides a summary of inputs used to value the Series’ investments as of March 31, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

		Total Value at March 31, 2014		Level 1 Quoted Prices

Equity Securities:
Common Stocks	$	96,805	$	96,805
Short-Term Investments		793		793

Total Investments	$	97,598	$	97,598

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between level 1 and level 2 for the period.

VIRTUS SMALL-CAP GROWTH SERIES

SCHEDULE OF INVESTMENTS

MARCH 31, 2014 (Unaudited)

	SHARES	VALUE

COMMON STOCKS—98.9%

Consumer Discretionary—16.3%
Aaron’s, Inc.(2)	81,800	$2,474
Hibbett Sports, Inc.(2)	50,800	2,686
Monro Muffler Brake, Inc.	29,200	1,661
Morningstar, Inc.	30,200	2,386
Pool Corp.	23,900	1,466

		10,673

Consumer Staples—9.1%
Chefs’ Warehouse, Inc. (The)(2)	192,000	4,109
PriceSmart, Inc.	18,100	1,827

		5,936

Financials—4.0%
Cohen & Steers, Inc.	27,900	1,112
Financial Engines, Inc.	30,400	1,543

		2,655

Health Care—15.8%
Abaxis, Inc.(2)	66,200	2,574
National Research Corp.(2)(3)	132,504	2,198
Sirona Dental Systems, Inc.(2)	44,300	3,308
Techne Corp.	26,600	2,271

		10,351

Industrials—15.0%
AAON, Inc.	32,900	917
Copart, Inc.(2)	72,200	2,627
Heartland Express, Inc.	62,500	1,418
HEICO Corp. Class A	34,905	1,515
HUB Group, Inc. Class A(2)	55,000	2,200
Omega Flex, Inc. (3)	53,300	1,143

		9,820

Information Technology—35.3%
ANSYS, Inc.(2)	27,000	2,079
Ellie Mae, Inc.(2)	72,000	2,076
FactSet Research Systems, Inc.	19,400	2,091
FLIR Systems, Inc.	71,600	2,578
Forrester Research, Inc.	58,800	2,108
Hittite Microwave Corp.	53,900	3,398
MercadoLibre, Inc.	26,250	2,497
Mesa Laboratories, Inc.	7,035	635
NVE Corp.(2)	53,900	3,074

	SHARES		VALUE

Information Technology—(continued)
VistaPrint NV(2)	53,000		$2,609

			23,145

Materials—3.4%
UFP Technologies, Inc.(2)	90,800		2,212

TOTAL COMMON STOCKS (Identified Cost $47,038)			64,792

TOTAL LONG TERM INVESTMENTS—98.9% (Identified cost $47,038)			64,792

SHORT-TERM INVESTMENTS—1.2%

Money Market Mutual Funds—1.2%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	762,020		762

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $762)			762

TOTAL INVESTMENTS—100.1% (Identified Cost $47,800)			65,554(1)
Other assets and liabilities, net—(0.1)%			(70)

NET ASSETS—100.0%		$	65,484

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Illiquid Security.

1

VIRTUS SMALL-CAP GROWTH SERIES

SCHEDULE OF INVESTMENTS

MARCH 31, 2014 (Unaudited)

Country Weightings †

United States	92%

Argentina	4

Netherlands	4

Total	100%

† % of total investments as of March 31, 2014.

2

($ reported in thousands)

The following table provides a summary of inputs used to value the Series’ investments as of March 31, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2014		Level 1 Quoted Prices

Equity Securities:
Common Stocks	$64,792	$	64,792
Short-Term Investments	762		762

Total Investments	$65,554	$	65,554

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between level 1 and level 2 for the period.

VIRTUS SMALL-CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—98.6%

Consumer Discretionary—11.4%
Cinemark Holdings, Inc.	120,000	$3,481
Interval Leisure Group, Inc.	191,000	4,993
Thor Industries, Inc.	48,100	2,937
Wolverine World Wide, Inc.	84,600	2,415

		13,826

Consumer Staples—8.7%
National Beverage Corp.(2)(3)	206,398	4,027
Village Super Market, Inc.	36,000	950
WD-40 Co.	73,000	5,663

		10,640

Energy—5.0%
CARBO Ceramics, Inc.	44,400	6,127

Financials—18.0%
Eaton Vance Corp.	121,600	4,640
EPR Properties	50,300	2,686
First Cash Financial Services, Inc.(2)	86,520	4,366
Primerica, Inc.	40,000	1,884
RLI Corp.	113,200	5,008
Westamerica Bancorp	62,200	3,364

		21,948

Health Care—6.3%
Owens & Minor, Inc.	105,800	3,706
Patterson Cos., Inc.	95,000	3,967

		7,673

Industrials—18.5%
CLARCOR, Inc.	66,100	3,791
Corporate Executive Board Co. (The)	78,100	5,797
Graco, Inc.	70,700	5,284
Landstar System, Inc.	100,100	5,928
Sun Hydraulics Corp.	40,000	1,732

		22,532

Information Technology—25.4%
American Software, Inc. Class A	114,716	1,165
Badger Meter, Inc.	82,283	4,534
Cabot Microelectronics Corp.(2)	94,900	4,176
Cass Information Systems, Inc.	96,495	4,975
Cognex Corp.(2)	70,500	2,387
Computer Services, Inc.(3)	75,563	2,603

	SHARES	VALUE

Information Technology—(continued)
Jack Henry & Associates, Inc.	86,800	$4,840
Monotype Imaging Holdings, Inc.	45,000	1,356
Syntel Co.(2)	54,500	4,899

		30,935

Materials—1.9%
Balchem Corp.	45,000	2,345

Utilities—3.4%
Questar Corp.	175,000	4,162

TOTAL COMMON STOCKS (Identified Cost $86,441)		120,188

TOTAL LONG TERM INVESTMENTS—98.6% (Identified cost $86,441)		120,188

SHORT-TERM INVESTMENTS—1.5%

Money Market Mutual Funds—1.5%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	1,871,734	1,872

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,872)		1,872

TOTAL INVESTMENTS—100.1% (Identified Cost $88,313)		122,060	(1)

Other assets and liabilities, net—(0.1)%		(81)

NET ASSETS—100.0%		$121,979

Abbreviations:

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Illiquid security.

1

($ reported in thousands)

The following table provides a summary of inputs used to value the Series’ investments as of March 31, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2014		Level 1 Quoted Prices

Equity Securities:
Common Stocks	$120,188	$	120,188
Short-Term Investments	1,872		1,872

Total Investments	$122,060	$	122,060

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between level 1 and level 2 for the period.

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS

MARCH 31, 2014 (Unaudited)

		PAR VALUE	VALUE

U.S. GOVERNMENT SECURITIES—1.3%

U.S. Treasury Bond 3.125%, 11/15/41	$	640	$593
U.S. Treasury Note
0.625%, 11/30/17		215	210
1.500%, 1/31/19		275	273
1.750%, 5/15/23		825	764

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $1,882)			1,840

MUNICIPAL BONDS—1.8%

California—0.5%
Alameda Corridor Transportation Authority Taxable Series 99-C, (NATL Insured) 6.600%, 10/1/29		250	273
Kern County Pension Obligation Taxable (NATL- RE Insured) 7.260%, 8/15/14		125	126
San Diego County Regional Airport Authority 5.594%, 7/1/43		275	285

			684

Florida—0.1%
Miami-Dade County Educational Facilities Authority Taxable Series C 5.480%, 4/1/16		105	110

Kentucky—0.1%
Commonwealth of Kentucky Taxable 3.165%, 4/1/18		116	120

Pennsylvania—1.0%
City of Pittsburgh Pension Obligation Taxable Series C (NATL- RE, FGIC Insured) 6.500%, 3/1/17		1,250	1,345

Virginia—0.1%
Tobacco Settlement Financing Corp. Taxable Series 07-A1, 6.706%, 6/1/46		215	153

TOTAL MUNICIPAL BONDS (Identified Cost $2,307)			2,412

FOREIGN GOVERNMENT SECURITIES—1.1%

Bolivarian Republic of Venezuela
9.250%, 9/15/27		45	34
9.375%, 1/13/34		65	48
Commonwealth of Australia Series 125 6.250%, 6/15/14		55AUD	52

		PAR VALUE	VALUE

Commonwealth of New Zealand Series 415, 6.000%, 4/15/15		120NZD	$107
Hungary 5.750%, 11/22/23	$	42	44
Republic of Iceland 144A 5.875%, 5/11/22(4)		135	146
Republic of Indonesia Series FR30, 10.750%, 5/15/16		540,000IDR	51
Republic of Latvia RegS 2.750%, 1/12/20(5)		200	193
Republic of Peru RegS 6.900%, 8/12/37(5)		120PEN	42
Republic of Poland 4.000%, 1/22/24		90	91
Republic of Slovak 144A 4.375%, 5/21/22(4)		200	212
Russian Federation
144A 7.850%, 3/10/18(4)		5,000RUB	140
144A 4.875%, 9/16/23(4)		200	198
United Mexican States
Series M, 6.000%, 6/18/15		575MXN	45
Series M, 6.500%, 6/9/22		890MXN	70

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $1,513)			1,473

MORTGAGE-BACKED SECURITIES—13.3%

Agency—4.6%
FNMA
4.000%, 6/1/20		47	50
4.500%, 7/1/20		9	9
3.000%, 2/1/27		217	223
2.500%, 5/1/28		960	961
6.500%, 10/1/31		7	7
6.000%, 9/1/32		14	15
5.000%, 10/1/35		74	80
6.000%, 9/1/36		10	12
5.500%, 4/1/37		27	29
5.500%, 7/1/37		70	77
6.000%, 10/1/37		33	37
5.000%, 6/1/38		57	62
5.500%, 6/1/38		17	18
5.500%, 6/1/38		15	16
5.500%, 11/1/38		38	42
4.000%, 1/1/39		90	93
5.000%, 1/1/39		23	25
6.000%, 1/1/39		39	43
4.500%, 3/1/39		40	42
5.000%, 3/1/39		34	37
6.000%, 3/1/39		28	31
4.500%, 4/1/39		169	182

1

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

		PAR VALUE		VALUE

Agency—(continued)
4.000%, 5/1/39	$	185	$	192
4.500%, 2/1/40		115		124
4.000%, 10/1/40		269		280
3.500%, 2/1/41		586		590
4.500%, 4/1/41		617		659
4.000%, 7/1/41		138		144
3.500%, 1/1/42		176		177
3.500%, 4/1/42		449		452
3.000%, 11/1/42		226		218
3.000%, 6/1/43		393		380
3.000%, 7/1/43		262		254
GNMA
6.500%, 11/15/23		44		50
6.500%, 12/15/23		1		1
6.500%, 2/15/24		39		44
6.500%, 6/15/28		81		92
6.500%, 7/15/31		25		29
6.500%, 11/15/31		25		28
6.500%, 2/15/32		49		55
6.500%, 4/15/32		35		40
2.586%, 4/16/54		264		271

				6,171

Non-Agency—8.7%
Aventura Mall Trust 13-AVM, C 144A 3.743%, 12/5/32(3)(4)		300		300
Banc of America Alternative Loan Trust 03-2, CB3 5.750%, 4/25/33		124		135
Banc of America Commercial Mortgage Trust 07- 2, A4 5.601%, 4/10/49(3)		120		133
Bank of America (Merrill Lynch-Countrywide)
Home Loan Mortgage Pass-Through Trust 03-4, 1A15 5.500%, 4/25/33		86		88
Bank of America (Merrill Lynch-Countrywide)
Mortgage Trust 06-C1, AM 5.657%, 5/12/39(3)		75		81
Bear Stearns Adjustable Rate Mortgage Trust
04-1, 21A1 2.288%, 4/25/34(3)		130		128
04-10, 12A3 2.687%, 1/25/35(3)		147		148
Bear Stearns Commercial Mortgage Securities, Inc.
06-T22, AM 5.576%, 4/12/38(3)		80		87
06-PW12, A4 5.712%, 9/11/38(3)		670		729
07- PW17, A4 5.694%, 6/11/50(3)		425		475

		PAR VALUE		VALUE

Non-Agency—(continued)
07-PW18, AM 6.084%, 6/11/50(3)	$	550	$	624
Citigroup-Deutsche Bank Commercial Mortgage Trust 06-CD2, A4 5.302%, 1/15/46(3)		590		628
Citigroup Commercial Mortgage Trust 07-C6, A1A 5.694%, 12/10/49(3)		276		307
Citigroup Mortgage Loan Trust, Inc. 14-A, A 144A 4.000%, 1/25/35(3)(4)		175		182
Credit Suisse Commercial Mortgage Trust 07-C1, A1A 5.361%, 2/15/40		123		131
Credit Suisse First Boston Mortgage Securities Corp. 04-AR8, 6A1 2.487%, 9/25/34(3)		83		84
Extended Stay America Trust 13-ESH7, A27 144A 2.958%, 12/5/31(4)		300		298
GMAC Mortgage Corp. Loan Trust 04-AR1, 12A 3.089%, 6/25/34(3)		93		96
Goldman Sachs Mortgage Securities Corp. II 07- GG10, A4 5.819%, 8/10/45(3)		333		369
JPMorgan Chase (Washington Mutual) Mortgage Pass-Through Certificates Trust
03-AR6, A1 2.439%, 6/25/33(3)		117		118
03-AR4, 2A1 2.250%, 8/25/33(3)		172		172
JPMorgan Chase Commercial Mortgage Securities Trust
10-CNTR, A1 144A 3.300%, 8/5/32(4)		229		238
10-CNTR, A2 144A 4.311%, 8/5/32(4)		300		321
06-LDP7, AM 5.845%, 4/15/45(3)		125		137
06-LDP9, A3 5.336%, 5/15/47		237		259
07-LD12, A4 5.882%, 2/15/51(3)		425		474
JPMorgan Chase Mortgage Trust 14-1, 1A1 144A 4.000%, 1/25/44(3)(4)		269		275
Leaf II Receivables Funding LLC 13-1, C 144A 3.460%, 9/15/21(4)		150		150
Lehman Brothers -UBS Commercial Mortgage Trust
06-C3, AM 5.712%, 3/15/39(3)		130		140
06-C6, A4 5.372%, 9/15/39		325		355
07-C6, A4 5.858%, 7/15/40(3)		243		261
MASTR Alternative Loan Trust 03-8, 2A1 5.750%, 11/25/33		243		255
MASTR Asset Securitization Trust 04-6, 4A1 5.000%, 7/25/19		127		132
Merrill Lynch Mortgage Investors Trust 98-C1, CTL 6.750%, 11/15/26(3)		125		138

2

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

		PAR VALUE		VALUE

Non-Agency—(continued)
Morgan Stanley Capital I Trust
06-IQ12, A4 5.332%, 12/15/43	$	515	$	558
07-IQ14, AM 5.679%, 4/15/49(3)		130		136
07-IQ14, A4 5.692%, 4/15/49(3)		240		265
Motel 6 Trust 12-MTL6 D 144A 3.781%, 10/5/25(4)		155		156
Nomura Asset Acceptance Corp. 04-R3, A1 144A 6.500%, 2/25/35(4)		136		141
Residential Asset Mortgage Products, Inc. 05-SL2, A4 7.500%, 2/25/32		95		101
Residential Asset Securitization Trust 13-LT2, A 144A 2.833%, 5/22/28(4)		74		74
SBA Tower Trust 144A 4.254%, 4/15/15(4)		225		233
Sequoia Mortgage Trust 12-3, A1 144A 4.000%, 12/25/43(3)(4)		214		217
Springleaf Mortgage Loan Trust 12-3A, A 144A 1.570%, 12/25/59(3)(4)		297		296
Structured Adjustable Rate Mortgage Loan Trust 04-1, 6A 2.437%, 2/25/34(3)		170		167
Structured Asset Securities Corp. Mortgage Pass- Through Certificates 03-21, 2A2 5.250%, 8/25/33		29		30
SunTrust Adjustable Rate Mortgage Loan Trust 07-S1, 5A1 4.137%, 1/25/37(3)		110		109
Wells Fargo (Wachovia Bank Commercial Mortgage Trust)
07-C30, A5 5.342%, 12/15/43		285		312
07-C30, AM 5.383%, 12/15/43		160		173
07-C31, A4 5.509%, 4/15/47		250		272
07-C33, A5 5.953%, 2/15/51(3)		140		157

				11,845

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $17,064)				18,016

ASSET-BACKED SECURITIES—2.0%

AmeriCredit Automobile Receivables Trust
12-4, D 2.680%, 10/9/18		140		143
13-2, D 2.420%, 5/8/19		275		277
Bayview Financial Mortgage Pass-Through Trust 06-A, 1A2 5.483%, 2/28/41(3)		93		96
Beacon Container Finance LLC 12-1A, A 144A 3.720%, 9/20/27(4)		234		235
BXG Receivables Note Trust 12-A, A 144A 2.660%, 12/2/27(4)		101		99

		PAR VALUE		VALUE

CIT Group Home Equity Loan Trust 03-1, A5 4.980%, 7/20/34(3)	$	250	$	251
Dominos Pizza Master Issuer LLC 12-1A, A2 144A 5.216%, 1/25/42(4)		218		234
Exeter Automobile Receivables Trust 14-1A, B 144A 2.420%, 1/15/19(4)		135		136
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(4)		82		82
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(3)		119		121
IMC Home Equity Loan Trust 97-5, A9 7.310%, 11/20/28		143		144
MASTR Specialized Loan Trust 05-3, A2 144A 5.704%, 11/25/35(3)(4)		126		128
Orange Lake Timeshare Trust 12-AA, B 144A 4.870%, 3/10/27(4)		80		82
Origen Manufactured Housing Contract Trust 04- B, M1 5.730%, 11/15/35(3)		84		88
Santander Drive Auto Receivables Trust
11-2, C 3.280%, 6/15/16		100		101
10-B, C 144A 3.020%, 10/17/16(4)		83		83
Structured Asset Securities Corp. 01-SB1, A2 3.375%, 8/25/31		122		120
Terwin Mortgage Trust 04-15AL, A1 144A 5.795%, 7/25/34(3)(4)		65		64
Trip Rail Master Funding LLC 11-1A, A1A 144A 4.370%, 7/15/41(4)		177		185

TOTAL ASSET-BACKED SECURITIES (Identified Cost $2,619)				2,669

CORPORATE BONDS—18.2%

Consumer Discretionary—1.6%
Chrysler Group LLC (CG Co-Issuer, Inc.) 144A 8.250%, 6/15/21(4)		200		226
GLP Capital LP (GLP Financing II, Inc.)
144A 4.375%, 11/1/18(4)		5		5
144A 4.875%, 11/1/20(4)		90		92
144A 5.375%, 11/1/23(4)		5		5
Hyatt Hotels Corp. 3.375%, 7/15/23		115		109
International Game Technology 7.500%, 6/15/19		150		176
KOC Holding AS 144A 3.500%, 4/24/20(4)		200		182
Kohl’s Corp. 4.750%, 12/15/23		160		166
Lear Corp. 5.375%, 3/15/24		105		107

3

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

		PAR VALUE		VALUE

Consumer Discretionary—(continued)
Penn National Gaming, Inc. 144A 5.875%, 11/1/21(4)	$	50	$	49
PNK Finance Corp. 144A 6.375%, 8/1/21(4)		80		84
Seminole Hard Rock Entertainment, Inc. 144A 5.875%, 5/15/21(4)		90		91
Sinclair Television Group, Inc. 5.375%, 4/1/21		110		110
Sirius XM Radio, Inc. 144A 4.250%, 5/15/20(4)		115		113
Starwood Hotels & Resorts Worldwide, Inc. 3.125%, 2/15/23		200		188
Taylor Morrison Communities, Inc. 144A 5.250%, 4/15/21(4)		110		112
Time Warner Cable, Inc. 6.750%, 7/1/18		185		217
Wyndham Worldwide Corp. 5.625%, 3/1/21		125		136

				2,168

Consumer Staples—0.5%
Altria Group, Inc. 2.950%, 5/2/23		140		130
Flowers Foods, Inc. 4.375%, 4/1/22		120		123
Reynolds American, Inc. 3.250%, 11/1/22		150		141
Smithfield Foods, Inc. 144A 5.875%, 8/1/21(4)		50		52
Tate & Lyle International Finance plc 144A 6.625%, 6/15/16(4)		275		307

				753

Energy—1.6%
Calumet Specialty Products Partners LP 144A 6.500%, 4/15/21(4)		95		96
CHC Helicopter SA 9.250%, 10/15/20		90		98
Ecopetrol S.A. 5.875%, 9/18/23		65		71
Frontier Oil Corp. 6.875%, 11/15/18		45		48
Gazprom Neft OAO (GPN Capital SA) 144A 6.000%, 11/27/23(4)(9)		200		196
Lukoil OAO International Finance BV 144A 7.250%, 11/5/19(4)		175		193
Pacific Rubiales Energy Corp. 144A 5.375%, 1/26/19(4)		100		104
Petrobras Global Finance BV 6.250%, 3/17/24		135		139
Petrobras International Finance Co. 5.375%, 1/27/21		100		101
Petroleos de Venezuela SA RegS 8.500%, 11/2/17(5)		65		55
Petroleos Mexicanos
144A 4.875%, 1/18/24(4)		45		47

		PAR VALUE		VALUE

Energy—(continued)
5.500%, 6/27/44	$	150	$	145
PHI, Inc. 144A 5.250%, 3/15/19(4)		35		35
QEP Resources, Inc. 6.875%, 3/1/21		105		116
QGOG Constellation SA 144A 6.250%, 11/9/19(4)		200		200
Rowan Cos., Inc. 4.875%, 6/1/22		140		145
Targa Resources Partners LP 6.375%, 8/1/22		98		105
Teekay Corp. 8.500%, 1/15/20		75		86
Weatherford International Ltd. 9.625%, 3/1/19		45		58
Williams Cos., Inc. (The) 3.700%, 1/15/23		100		91

				2,129

Financials—8.9%
ADCB Finance Cayman Ltd. 144A 4.750%, 10/8/14(4)		150		153
Air Lease Corp. 4.750%, 3/1/20		80		85
Aircastle Ltd. 5.125%, 3/15/21		55		55
Allstate Corp. (The) 5.750%, 8/15/53(3)(6)		135		142
American International Group, Inc.
2.375%, 8/24/15		85		87
3.375%, 8/15/20		55		56
Associated Banc Corp. 5.125%, 3/28/16		85		91
Avis Budget Car Rental LLC 5.500%, 4/1/23		105		106
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 6.500%, 3/10/21(4)		150		162
Banco Bradesco S.A. 144A 5.900%, 1/16/21(4)		150		158
Banco de Credito del Peru 144A 4.250%, 4/1/23(4)		164		157
Banco de Credito e Inversiones 144A 4.000%, 2/11/23(4)		200		194
Banco do Brasil S.A. 144A 5.375%, 1/15/21(4)		150		152
Banco Internacional del Peru SAA 144A 6.625%, 3/19/29(3)(4)		115		116
Banco Santander Brasil SA 144A 4.500%, 4/6/15(4)		100		103
Banco Santander Chile 144A 3.750%, 9/22/15(4)		100		103
Banco Votorantim S.A. 144A 7.375%, 1/21/20(4)		130		139
Bancolombia S.A. 5.125%, 9/11/22		150		146
Bank of America Corp. 5.650%, 5/1/18		400		452
Bank of New York Mellon Corp. (The) 2.200%, 3/4/19		100		100
Barclays Bank plc 144A 5.926%(3)(4)(6)(7)		100		106
Brazil Loan Trust 1 144A 5.477%, 7/24/23(4)		150		152
Capital One Financial Corp. 6.150%, 9/1/16		125		140

4

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

		PAR VALUE		VALUE

Financials—(continued)
Carlyle Holdings Finance LLC 144A 3.875%, 2/1/23(4)	$	135	$	135
City National Corp. 5.250%, 9/15/20		100		111
CNOOC Finance 2013 Ltd. 3.000%, 5/9/23		200		181
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA NY 2.250%, 1/14/19		250		249
Corporate Office Properties LP 3.600%, 5/15/23		150		139
Fidelity National Financial, Inc. 5.500%, 9/1/22		40		43
Fifth Third Bancorp 4.500%, 6/1/18		150		162
First Niagara Financial Group, Inc. 6.750%, 3/19/20		125		143
Ford Motor Credit Co. LLC 5.750%, 2/1/21		75		86
General Electric Capital Corp. 5.625%, 5/1/18		235		269
Genworth Holdings, Inc. 4.900%, 8/15/23		135		142
Glen Meadow Pass-Through Trust 144A 6.505%, 2/12/67(3)(4)		135		134
Goldman Sachs Group, Inc. (The) 5.950%, 1/18/18		165		187
HCP, Inc.
3.750%, 2/1/19		60		63
5.375%, 2/1/21		60		67
Health Care REIT, Inc. 4.700%, 9/15/17		150		164
Hertz Corp. (The) 4.250%, 4/1/18		35		36
Highwoods Realty LP 3.625%, 1/15/23		135		128
HSBC USA, Inc. 1.625%, 1/16/18		135		134
Huntington Bancshares, Inc. 7.000%, 12/15/20		95		112
Hutchison Whampoa International Ltd. Series 12, 144A 6.000% (3)(4)(6)(7)		160		172
ICAHN Enterprises LP (ICAHN Enterprises Finance Corp.)
144A 4.875%, 3/15/19(4)		10		10
144A 6.000%, 8/1/20(4)		55		58
144A 5.875%, 2/1/22(4)		115		117
ING (U.S.), Inc.
5.500%, 7/15/22		110		123
5.650%, 5/15/53(3)		110		110
International Lease Finance Corp. 6.250%, 5/15/19		96		106
Jefferies Group LLC 6.875%, 4/15/21		150		175
JPMorgan Chase & Co.
5.250%, 5/1/15		250		262
6.125%, 6/27/17		270		306
KeyCorp 5.100%, 3/24/21		165		184

		PAR VALUE		VALUE

Financials—(continued)
Kimco Realty Corp. 6.875%, 10/1/19	$	150	$	179
Korea Finance Corp. 4.625%, 11/16/21		200		218
Lazard Group LLC 4.250%, 11/14/20		135		140
Legg Mason, Inc. 5.500%, 5/21/19		130		144
Liberty Mutual Group, Inc. 144A 4.250%, 6/15/23(4)		135		137
Lincoln National Corp. 6.050%, 4/20/67(3)(6)		50		50
Lloyds TSB Bank plc 144A 6.500%, 9/14/20(4)		150		171
Macquarie Bank Ltd. 144A 6.625%, 4/7/21(4)		100		113
Morgan Stanley
5.550%, 4/27/17		120		134
4.100%, 5/22/23		80		79
National Retail Properties, Inc. 5.500%, 7/15/21		150		168
Nationstar Mortgage LLC 6.500%, 7/1/21		135		128
Nordea Bank AB 144A 4.250%, 9/21/22(4)		200		202
ORIX Corp. 5.000%, 1/12/16		86		92
Penske Truck Leasing Co. LP (PTL Finance Corp.) 144A 2.875%, 7/17/18(4)		65		66
PKO Finance AB 144A 4.630%, 9/26/22(4)(9)		200		201
Progressive Corp. (The) 6.700%, 6/15/37(3)		160		176
Prudential Financial, Inc.
5.875%, 9/15/42(3)		140		146
5.625%, 6/15/43(3)(6)		60		61
Rent-A-Center, Inc. 4.750%, 5/1/21		35		33
Royal Bank of Scotland Group plc (The) 5.625%, 8/24/20		150		169
Sabra Health Care LP (Sabra Capital Corp.) 5.500%, 2/1/21		40		42
Santander U.S. Debt S.A.U. 144A 3.724%, 1/20/15(4)		145		148
Sberbank of Russia (Sberbank Capital SA) 144A 5.125%, 10/29/22(4)(9)		200		186
Senior Housing Properties Trust 4.300%, 1/15/16		125		130
SLM Corp. 5.500%, 1/25/23		130		128
SunTrust Bank Atlanta GA 2.750%, 5/1/23		200		187
Swedbank AB 144A 1.750%, 3/12/18(4)		200		198
Unum Group 7.125%, 9/30/16		125		142
Ventas Realty LP (Ventas Capital Corp.) 3.250%, 8/15/22		155		149
Webster Financial Corp. 5.125%, 4/15/14		65		65
Wells Fargo & Co. 3.450%, 2/13/23		115		112
Willis Group Holdings plc 5.750%, 3/15/21		125		138
WP Carey, Inc. 4.600%, 4/1/24		105		105
XL Group plc Series E, 6.500%, 12/29/49(3)		100		98

5

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

		PAR VALUE		VALUE

Financials—(continued)
Zions Bancorporation 4.500%, 6/13/23	$	40	$	40

				12,138

Health Care—0.7%
Cardinal Health, Inc. 3.200%, 3/15/23		70		68
Carefusion Corp. 3.300%, 3/1/23		135		127
Catamaran Corp. 4.750%, 3/15/21		40		41
Community Health Systems, Inc. (CHS)
144A 5.125%, 8/1/21(4)		30		31
144A 6.875%, 2/1/22(4)		15		16
Express Scripts Holding Co. 3.900%, 2/15/22		140		143
Forest Laboratories, Inc. 144A 4.875%, 2/15/21(4)		80		85
HCA, Inc. 6.500%, 2/15/20		105		118
Mylan, Inc. 144A 3.125%, 1/15/23(4)		150		142
Tenet Healthcare Corp. 4.500%, 4/1/21		105		103
Valeant Pharmaceuticals International, Inc.
Escrow Corp.
144A 6.750%, 8/15/18(4)		45		50
144A 7.500%, 7/15/21(4)		15		17
144A 5.625%, 12/1/21(4)		25		26
Zoetis, Inc. 3.250%, 2/1/23		70		67

				1,034

Industrials—1.7%
AAR Corp. 7.250%, 1/15/22		80		87
ADT Corp. (The) 144A 6.250%, 10/15/21(4)		110		113
Atlas Air Pass-Through Trust 00-1, A 8.707%, 1/2/19		84		88
Bombardier, Inc. 144A 6.125%, 1/15/23(4)		135		137
British Airways plc 144A 5.625%, 6/20/20(4)		60		64
Carpenter Technology Corp. 5.200%, 7/15/21		150		158
Continental Airlines Pass-Through Trust
98-1, A 6.648%, 9/15/17		146		155
99-1, A 6.545%, 2/2/19		171		190
01-1, A1 6.703%, 6/15/21		171		186
Deluxe Corp.
7.000%, 3/15/19		60		65
6.000%, 11/15/20		40		42
Embraer S.A. 5.150%, 6/15/22		145		151
Kratos Defense & Security Solutions, Inc. 10.000%, 6/1/17		130		138
Norfolk Southern Corp. 2.903%, 2/15/23		140		133

		PAR VALUE		VALUE

Industrials—(continued)
Northwest Airlines Pass-Through Trust 02-1, G2 6.264%, 11/20/21	$	122	$	131
Spirit AeroSystems, Inc. 144A 5.250%, 3/15/22(4)		25		25
UAL Pass-Through Trust 07-01, A 6.636%, 7/2/22		242		268
Virgin Australia Trust 13-1A 144A 5.000%, 10/23/23(4)		134		141

				2,272

Information Technology—0.4%
Denali Borrower LLC (Denali Finance Corp.) 144A 5.625%, 10/15/20(4)		70		71
Dun & Bradstreet Corp. (The) 4.375%, 12/1/22		135		135
Fidelity National Financial, Inc. 6.600%, 5/15/17		175		199
QVC, Inc. 5.125%, 7/2/22		135		140

				545

Materials—1.4%
Corp Nacional del Cobre de Chile 144A 3.750%, 11/4/20(4)		100		101
CRH America, Inc.
6.000%, 9/30/16		255		283
8.125%, 7/15/18		150		183
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(4)		100		111
Hexion U.S. Finance Corp.
8.875%, 2/1/18		65		68
6.625%, 4/15/20		80		83
NewMarket Corp. 4.100%, 12/15/22		142		140
Nufarm Australia Ltd. 144A 6.375%, 10/15/19(4)		70		73
PTT Global Chemical plc 144A 4.250%, 9/19/22(4)		200		196
Sappi Papier Holding GmbH 144A 6.625%, 4/15/21(4)		230		240
Severstal OAO (Steel Capital SA) 144A 6.700%, 10/25/17(4)(9)		100		104
Tronox Finance LLC 6.375%, 8/15/20		55		57
Vale Overseas Ltd. 4.375%, 1/11/22		130		129
Vedanta Resources plc 144A 9.500%, 7/18/18(4)		100		113

				1,881

Telecommunication Services—0.5%
CenturyLink, Inc. Series V 5.625%, 4/1/20		65		69
Crown Castle Towers LLC 144A 4.883%, 8/15/20(4)		250		271
T-Mobile USA, Inc.
6.633%, 4/28/21		10		11
6.731%, 4/28/22		30		32

6

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

		PAR VALUE	VALUE

Telecommunication Services—(continued)
Telefonica Emisiones, S.A.U. 5.462%, 2/16/21	$	60	$66
Verizon Communications Inc 2.550%, 6/17/19		100	101
Windstream Corp. 7.750%, 10/15/20		80	86

			636

Utilities—0.9%
AmeriGas Partners LP 6.250%, 8/20/19		90	97
Electricite de France SA 144A 5.250% (3)(4)(6)(7)		170	170
Energy Transfer Partners LP 4.150%, 10/1/20		130	134
Entergy Mississippi, Inc. 3.100%, 7/1/23		175	168
Kansas City Power & Light Co. 3.150%, 3/15/23		110	105
NRG Energy, Inc. 6.625%, 3/15/23		10	11
United Energy Distribution Holdings Property Ltd. 144A 5.450%, 4/15/16(4)(8)		500	523

			1,208

TOTAL CORPORATE BONDS (Identified Cost $23,971)			24,764

LOAN AGREEMENTS(3)—1.0%

Consumer Discretionary—0.2%
Landry’s, Inc. Tranche B, 4.000%, 4/24/18		103	104
PVH Corp. Tranche B, 3.250%, 2/13/20		80	80
Seminole Hard Rock Entertainment, Inc. Tranche B, 3.500%, 5/14/20		45	45
SRAM LLC First Lien, 4.420%, 4/10/20		26	26
TI Group Auto Systems LLC 5.500%, 3/28/19		47	47
TWCC Holding Corp. Second Lien, 7.000%, 6/26/20		32	31

			333

Energy—0.1%
NGPL Pipeco LLC 6.750%, 9/15/17		71	70

Financials—0.1%
Altisource Solutions S.A.R.L Tranche B, 4.500%, 12/9/20		50	49
Walter Investment Management Corp. Tranche B 4.750%, 12/18/20		119	119

			168

Health Care—0.0%
Community Health Systems, Inc. (CHS) Tranche D, 4.250%, 1/27/21		10	10

		PAR VALUE	VALUE

Health Care—(continued)
ConvaTec, Inc. 4.000%, 12/22/16	$	13	$13
PharMEDium Healthcare Corp. Second Lien, 7.750%, 1/28/22		28	28

			51

Industrials—0.2%
American Airlines, Inc. Tranche B, 3.750%, 6/27/19		104	105
AWAS Finance Luxemborg SA 3.500%, 7/16/18		41	41
Brock Holdings Ill, Inc. First Lien, 6.000%, 3/16/17		18	18
Ceridian Corp. 4.400%, 5/9/17		46	47

			211

Information Technology—0.3%
Alcatel-Lucent USA, Inc. 4.500%, 1/30/19		139	140
Applied Systems, Inc. Second Lien, 7.500%, 1/24/22		3	3
CCC Information Services, Inc. 4.000%, 12/20/19		34	34
Mitchell International, Inc. 4.500%, 10/12/20		27	27
Mood Media Corp. First Lien, 7.000%, 5/6/18		38	38
Novell, Inc. (Attachmate Corp.) First Lien, 7.250%, 11/22/17		36	36
Sungard Availability Services Capital, Inc. Tranche B, 0.000%, 3/25/19(11)		72	72

			350

Materials—0.1%
Fortescue Metals Group Ltd. (FMG Resources Ltd.) 4.250%, 6/28/19		63	64
Houghton International, Inc. Holding Corp. (HII Holding Corp.) First Lien, 4.000%, 12/20/19		79	79
Tronox Pigments B.V. 4.500%, 3/19/20		28	28

			171

Utilities—0.0%
Texas Compeptitive Electric Holdings Co. LLC 2017 Extended, 4.740%, 10/10/17		65	47

TOTAL LOAN AGREEMENTS (Identified Cost $1,397)			1,401

	SHARES	VALUE

PREFERRED STOCK—0.5%

Financials—0.5%
Ally Financial, Inc. Series G, 144A, 7.000%(4)	84	83

7

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES			VALUE
Financials—(continued)
Banco Bilbao Vizcaya Argentaria S.A. International S.A. Unipersonal 5.919%(3)	110	(10)	$	109
JPMorgan Chase & Co. Series 1, 7.900%(3)	89(10)			101
Series Q, 5.150%(3)	105(10)			99
PNC Financial Services Group, Inc. (The) Series R, 4.850%(3)	95(10)			89
Wells Fargo & Co. Series K, 7.980%(3)	95(10)			108
Zions Bancorp, 6.950%	4,250			112

TOTAL PREFERRED STOCK (Identified Cost $612)				701

COMMON STOCKS—59.8%

Consumer Discretionary—11.5%
Amazon.com, Inc.(2)	4,400			1,481
Coach, Inc.	33,000			1,639
Comcast Corp. Class A	28,000			1,400
Express, Inc.(2)	84,000			1,334
Ford Motor Co.	106,000			1,654
Goodyear Tire & Rubber Co. (The)	59,000			1,542
Lear Corp.	20,000			1,674
Macy’s, Inc.	31,000			1,838
Michael Kors Holdings Ltd.(2)	16,000			1,492
Time Warner, Inc.	24,000			1,568

				15,622

Consumer Staples—1.2%
PepsiCo, Inc.	20,000			1,670

Energy—7.3%
Chevron Corp.	14,000			1,665
Continental Resources, Inc.(2)(12)	13,000			1,616
Helmerich & Payne, Inc.	15,000			1,613
Noble Corp plc	50,000			1,637
Schlumberger Ltd.	17,000			1,658
Valero Energy Corp.	32,000			1,699

				9,888

Financials—12.2%
Aflac, Inc.	25,000			1,576
BB&T Corp.	41,000			1,647
BlackRock, Inc.	5,300			1,667
Blackstone Group LP (The)	50,000			1,663
Fifth Third Bancorp	77,000			1,767
Goldman Sachs Group, Inc. (The)	10,000			1,639
JPMorgan Chase & Co.	27,000			1,639

	SHARES		VALUE

Financials—(continued)
Lincoln National Corp.	32,000	$	1,621
T. Rowe Price Group, Inc.	20,000		1,647
U.S. Bancorp	40,000		1,714

			16,580

Health Care—6.0%
Abbott Laboratories	45,000		1,733
Biogen Idec, Inc.(2)	4,900		1,498
Gilead Sciences, Inc.(2)	23,000		1,630
UnitedHealth Group, Inc.	20,000		1,640
Zimmer Holdings, Inc.	17,000		1,608

			8,109

Industrials—8.5%
Alaska Air Group, Inc.	18,000		1,680
Cummins, Inc.	11,000		1,639
Deere & Co.	18,000		1,634
Dover Corp.	20,000		1,635
Parker Hannifin Corp.	14,000		1,676
Trinity Industries, Inc.	22,000		1,585
Union Pacific Corp.	9,000		1,689

			11,538

Information Technology—9.5%
Apple, Inc.	3,100		1,664
Cisco Systems, Inc.	68,000		1,524
EMC Corp.	63,000		1,727
Google, Inc. Class A(2)	1,300		1,449
Jabil Circuit, Inc.	81,000		1,458
Knowles Corp.(2)	9,000		284
MasterCard, Inc. Class A	20,000		1,494
NetApp, Inc.	44,000		1,623
QUALCOMM, Inc.	21,000		1,656

			12,879

Materials—2.5%
CF Industries Holdings, Inc.	6,800		1,772
Freeport-McMoRan Copper & Gold, Inc.	51,000		1,687

			3,459

Telecommunication Services—1.1%
Verizon Communications, Inc.	32,000		1,522

TOTAL COMMON STOCKS (Identified Cost $56,862)			81,267

8

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES		VALUE
TOTAL LONG TERM INVESTMENTS—99.0% (Identified cost $108,227)			134,543	(14)

SHORT-TERM INVESTMENTS—0.6%

Money Market Mutual Funds—0.6%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	757,253		$757

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $757)			757

SECURITIES LENDING COLLATERAL—1.4%

INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The)- Institutional Shares (seven-day effective yield 0.070%)(13)	1,903,770		1,904

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $1,904)			1,904

TOTAL INVESTMENTS—101.0% (Identified Cost $110,888)			137,204	(1)

Other assets and liabilities, net—(1.0)%			(1,379)

NET ASSETS—100.0%		$	135,825

Abbreviations:

FGIC	Financial Guaranty Insurance Company
FNMA	Federal National Mortgage Association (“Fannie Mae”).
GNMA	Government National Mortgage Association (“Ginnie Mae”)
NATL	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2014.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, these securities amounted to a value of $13,740 or 10.1% of net assets.
(5)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(6)	Interest payments may be deferred.
(7)	No contractual maturity date
(8)	Illiquid security.
(9)	This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(10)	Value shown as par value.
(11)	This loan will settle after March 31, 2014, at which time the interest rate based on the London Interbank Offered Rate (LIBOR”) and the agreed upon spread on trade date will be reflected.
(12)	All or a portion of security is on loan.
(13)	Represents security purchased with cash collateral received for securities on loan.
(14)	All or a portion segregated as collateral for unsettled loan transactions.

Foreign Currencies:

AUD	Australian Dollar
IDR	Indonesian Rupiah
MXN	Mexican Peso
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
RUB	Russian Ruble

9

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS

MARCH 31, 2014 (Unaudited)

Country Weightings †
United States	90%
United Kingdom	2
Australia	1
Brazil	1
Luxembourg	1
Switzerland	1
Other	4
Total	100%

† % of total investments as of March 31, 2014.

10

($ reported in thousands)

The following table provides a summary of inputs used to value the Series’ investments as of March 31, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2014	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Asset-Backed Securities	$2,669	$—	$2,669
Corporate Bonds	24,764	—	24,764
Foreign Government Securities	1,473	—	1,473
Loan Agreements	1,401	—	1,401
Mortgage-Backed Securities	18,016	—	18,016
Municipal Bonds	2,412	—	2,412
U.S. Government Securities	1,840	—	1,840
Equity Securities:
Common Stocks	81,267	81,267	—
Preferred Stock	701	112	589
Securities Lending Collateral	1,904	1,904	—
Short-Term Investments	757	757	—
Total Investments	$137,204	$84,040	$53,164

There are no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between level 1 and level 2 for the period.

THE VIRTUS VARIABLE INSURANCE TRUST

NOTES TO SCHEDULES OF INVESTMENTS

MARCH 31, 2014 (UNAUDITED)

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies consistently followed by the Virtus Variable Insurance Trust (the “Trust”), a Trust consisting of eight diversified and one non-diversified Series (each a “Series”) in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates and those differences could be significant.

A. SECURITY VALUATION

Security valuation procedures for each Series, which include nightly price variance as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board” or the “Trustees”). All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified by the Board, and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of any model inputs and any changes to the model. Fair valuations are reviewed by the Board at least quarterly.

Each Series utilizes a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to a Series’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Series calculates its net asset value (“NAV”) (generally 4 p.m. Eastern time, the close of the New York Stock Exchange (“NYSE”)) that may impact the value of securities traded in these non-U.S. markets. In such cases a Series fair values non-U.S. securities using an external pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of

Other information regarding each Series is available in the Trust’s most recent Report to Shareholders.

THE VIRTUS VARIABLE INSURANCE TRUST

NOTES TO SCHEDULES OF INVESTMENTS (CONTINUED)

MARCH 31, 2014 (UNAUDITED)

significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter derivative contracts, which include forward currency contracts and equity-linked Instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end mutual funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

Short-term notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market, and are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value a Series’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Series. The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

B. SECURITIES LENDING

Certain Series may loan securities to qualified brokers through an agreement with Brown Brothers Harriman (“BBH”), as a third party lending agent. Under the terms of the agreement, the Series is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Series net of fees and rebates charged by BBH for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.

At March 31, 2014, the following Series had securities on loan ($ reported in thousands):

	Market	Cash
	Value	Collateral
Growth and Income Series	$2,950	$3,043
Capital Growth Series	903	891
Strategic Allocation Series	1,845	1,904

Other information regarding each Series is available in the Trust’s most recent Report to Shareholders.

THE VIRTUS VARIABLE INSURANCE TRUST

NOTES TO SCHEDULES OF INVESTMENTS (CONTINUED)

MARCH 31, 2014 (UNAUDITED)

NOTE 2—ILLIQUID AND RESTRICTED SECURITIES

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Series. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are noted as such in each Series’ Schedule of Investments, where applicable. However, a portion of such footnoted securities could be liquid where the Subadviser determines that some, though not all of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by a Series.

Restricted securities are not registered under the Securities Act of 1933, as amended. Generally, 144A securities are excluded from this category, except where defined as illiquid.

Each Series will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

At March 31, 2014, the Series’ did not hold any securities that are both illiquid and restricted.

NOTE 3—FEDERAL INCOME TAX INFORMATION

($ REPORTED IN THOUSANDS)

At March 31, 2014, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by each Series were as follows:

Series	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation

Capital Growth Series	$146,956	$63,993	$(1,222)	$62,771

Growth and Income Series	105,703	47,197	(2,483)	44,714

International Series	204,975	113,717	(6,516)	107,201

Multi-Sector Fixed Income Series	164,942	7,520	(3,321)	4,199

Premium AlphaSector® Series	21,031	2,459	-	2,459

Real Estate Securities Series	56,820	41,104	(326)	40,778

Small-Cap Growth Series	47,800	17,936	(182)	17,754

Small-Cap Value Series	88,313	34,325	(578)	33,747

Strategic Allocation Series	111,095	28,011	(1,902)	26,109

NOTE 4—SUBSEQUENT EVENT EVALUATIONS

Other information regarding each Series is available in the Trust’s most recent Report to Shareholders. .

THE VIRTUS VARIABLE INSURANCE TRUST

NOTES TO SCHEDULES OF INVESTMENTS (CONTINUED)

MARCH 31, 2014 (UNAUDITED)

Management has evaluated the impact of all subsequent events on the Series through the date the schedules of investments were available for issuance, and has determined that there no subsequent events requiring recognition or disclosure in the Notes to Schedules of Investments.

Other information regarding each Series is available in the Trust’s most recent Report to Shareholders.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Variable Insurance Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	5/29/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	5/29/14

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Senior Vice President, Chief Financial Officer and Treasurer
(principal financial officer)

Date	5/29/14

* Print the name and title of each signing officer under his or her signature.